As filed with the U.S. Securities and Exchange Commission on July 10, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
April 30, 2023

AAM S&P 500 High Dividend Value ETF

Ticker: SPDV

AAM S&P Emerging Markets High Dividend Value ETF

Ticker: EEMD

AAM S&P Developed Markets High Dividend Value ETF

Ticker: DMDV

AAM Low Duration Preferred and Income Securities ETF

Ticker: PFLD

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Ticker: SMIG

AAM Transformers ETF

Ticker: TRFM

AAM ETFs

AAM ETFs

Management Discussion of Fund Performance
(Unaudited)

The AAM S&P 500 High Dividend Value ETF

The AAM S&P 500 High Dividend Value ETF (“SPDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P 500 Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, SPDV, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Due to its added focus on cash flows and sector diversification, SPDVs portfolio remained positioned towards attractively valued companies, while maintaining balanced sector exposures. As a result, SPDV generated a total return of 0.03% (NAV) and 0.03% (Market Price), while the underlying index for SPDV generated a total return of 0.17% between November 1, 2022 and April 30th, 2023 (“current fiscal period”). Over the same current fiscal period, the benchmark index, the S&P 500® index, achieved a total return of 8.63%.

Top performing sectors attributable to SPDV’s return during the current fiscal period were Consumer Discretionary, Consumer Staples, and Communication Services. The worst performing sectors were Financials, Real Estate, and Energy.

Individual stocks attributable to SPDV’s return over the same fiscal period were Ralph Lauren Corporation (+63 bps), Omnicom Group (+50 bps), and Tapestry, Inc. (+50 bps). Stocks dragging down SPDV’s return were Lincoln National Corporation (-75 bps), Truist Financial Corporation (-72 bps), and U.S. Bancorp (-68 bps).

The AAM S&P Emerging Markets High Dividend Value ETF

The AAM S&P Emerging Markets High Dividend Value ETF (“EEMD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Emerging Markets Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, EEMD, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Through its value-rooted focus, EEMD’s portfolio of quality companies provided strong participation in market gains, without overextending on valuations. Accordingly, EEMD generated a total return of 20.60% (NAV) and 18.98% (Market Price) between November 1, 2022 and April 30th, 2023 (“current fiscal period”). This compares to the 21.20% for the underlying Index, and a 15.28% total return for the benchmark index, the S&P Emerging Plus LargeMidCap® Index, for the same current fiscal period.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

Top performing sectors attributable to EEMD’s return over the current fiscal period were Information Technology, Real Estate, and Consumer Discretionary. The worst performing sectors included and Health Care, Energy, and Communication Services.

Individual stocks attributable to EEMD’s return over the same fiscal period were Emlak Konut Gayrimenkul Yati (+149 bps), Tofas Turk Otomobil Fabrika (+123 bps), and Country Garden Holdings Company (+121 bps). Stocks dragging down EEMD’s return were SD Biosensor, Inc. (-66 bps), Braskem Sa-Pref – Class A (-53 bps), and Perusahaan Gas Negara Tbk Pt (-48 bps).

The AAM S&P Developed Markets High Dividend Value ETF

The AAM S&P Developed Markets High Dividend Value ETF (“DMDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Developed Markets ex-US Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, DMDV, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Developed BMI Ex-US & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Benefiting from its equal weight approach, DMDV’s sector diversity allowed it to capitalize on broad market gains. As a result, DMDV generated a total return of 24.44% (NAV) and 24.69% (Market Price) between November 1, 2022 and April 30th, 2023 (the “current fiscal period”). This compares to the 24.87% for the underlying Index, and an 21.60% total return for the benchmark index, the S&P Developed BMI Ex-US & Korea LargeMidCap® Index, for the same current fiscal period.

Top performing sectors attributable to DMDV’s return over the current fiscal period were Financials, Materials, and Consumer Discretionary. The worst performing sectors included Energy, Information Technology, and Real Estate.

Individual stocks attributable to DMDV’s return over the same fiscal period were Fortescue Metals Group, Ltd. (+96 bps), Kawasaki I Kisen Kaisha, Ltd. (+90 bps), and BNP Paribas (+83 bps). Stocks dragging down DMDV’s return were Vonovia SE (-49 bps), Aker BP Asa (-40 bps), and South32, Ltd. (-26 bps).

The AAM Low Duration Preferred and Income Securities ETF

The AAM Low Duration Preferred and Income Securities ETF (“PFLD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). Through the Index, PFLD, is passively managed using a rules-based, strategy that is designed to provide exposure to exchange-listed, U.S. dollar-denominated

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than five years.

By focusing on low duration preferred securities, PFLD was more protected from the impact of rising interest rates on bond prices. PFLD generated a total return of 4.47% (NAV) and 4.16% (Market Price), while the underlying index for PFLD generated a total return of 4.70% between November 1, 2022 and April 30th, 2023 (“current fiscal period”). Over the same current fiscal period, the benchmark index, the ICE Exchange-Listed Preferred & Hybrid Securities Index, achieved a total return of 6.48%.

Top performing industries attributable to PFLD’s return during the current fiscal period were Banking, Insurance, and Energy. The worst performing industries included Financial Services, Telecommunications, and Retail.

Individual securities attributable to PFLD’s return over the same fiscal period were NGL Float Perp (+31 bps), WFC 5.85 Perpetuity (+30 bps), and JPM 6 Perpetuity (+20 bps). Securities dragging down PFLD’s return were QRTEA 8 03/15/31 (-33 bps), FRCB 4 ½ Perpetuity (-30 bps), and FRCB 4 Perpetuity (-28 bps).

The AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

The AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (“SMIG” or the “Fund”) generated a total return of +2.43%/+2.27% (NAV/Market Price) versus the Russell 2500 Index return of +0.02% and a 0.73 observed Beta relative to the index between November 1, 2022 and April 30th, 2023 (“current fiscal period”), indicating successful risk management. Additionally, fund dividends per share increased +22.1% over the prior semiannual period, achieving the objective of high current and growing income. Given widespread earnings revisions and continued market uncertainty, investors favored profitable companies that generated a current cash flow stream and returned capital to shareholders during the period, benefitting SMIG’s differentiated focus on companies with lower-risk and high intrinsic quality. Amidst conflicting market signals, we believe our focus on sustainable dividends and stable fundamentals positions us well for the current environment.

Largest Portfolio Contributors

1.

Inter Parfums (IPAR): Despite unfavorable currency rates and higher SG&A costs, IPAR has successfully been able to cater to the elevated demand in the fragrance space. With a solid brand portfolio and robust global distribution network, IPAR continues to expand its business through new licenses, acquisitions, and strategic partnerships. Prospects remain strong with new product launches and pricing actions expected this year.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

2.

Watsco (WSO): As the leading distributor of residential HVAC equipment, WSO has benefited from robust housing and consumer spending trends, as well as incremental demand due to the shift toward remote work. Despite emerging concerns related to macro pressures, WSO reported better than expected 4Q results along with upbeat forward-looking commentary.

3.

MDC Holdings (MDC): Despite continued supply chain headwinds, the homebuilders saw improved orders as the busy spring selling season started, with interest rates falling from recent highs. MDC maintains a strong balance sheet with cash flow generation supportive of a growing dividend over time.

Largest Portfolio Detractors

1.

First Interstate (FIBK): FY2023 guidance was reduced on lower-than-expected earnings and net interest margin headwinds, pressuring shares. FIBK operates in markets with steady population inflow and a visible loan outlook, which should translate to dependable earnings growth.

2.

Advanced Auto Parts (AAP): AAP faced market share losses from competitor pricing actions and margin headwinds, pressuring shares. Management cited improving inventory availability and the completion of a multi-year investment cycle as catalysts for an improving FY2023 outlook.

3.

CSG Systems (CSGS): Following a period of weak relative performance, CSGS is building momentum as the benefits of an operating efficiency program flow through the income statement, particularly to operating margins. Although not immune to an economic slowdown, the company has demonstrated resilience in the business model through cycle.

Positive drivers of performance

●	Within Consumer Staples, stock selection in the defensive growth personal products industry along with an overweight to the sector benefited relative performance.

●	Under allocation and avoidance of cyclical oil and gas companies within the Energy sector amid a pullback in energy commodity prices contributed to performance.

●	An overweight position and selection within highly regulated Utilities companies benefited performance.

Negative drivers of performance

●

Exposure to household gaming and discount auto retail industries, partly offset by strength of owned homebuilding and automotive dealership/service stocks within the Consumer Discretionary sector detracted from performance.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

●	Ownership of diagnostic lab and distributors while not owning unprofitable biotechnology companies that outperformed detracted from performance within the Health Care sector.

●	An overweight position within regional banks partly offset by strength of investment banking and asset management companies detracted from performance within the Financials sector.

We remain committed to our foundational philosophy and objectives, which focus on the compounding growth of cash flow income, downside protection, and long-term capital appreciation, all through the ownership of companies of high intrinsic quality and growth potential. We thank you for your partnership and look forward to the opportunities in the years ahead.

The AAM Transformers ETF

The AAM Transformers ETF (“TRFM” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the Pence Transformers Index (the “Index”). The Index follows a rules-based methodology that aims to target companies whose products and services show compelling potential to transform consumer behavior, technological innovation, and the global economy.

The Pence Transformers Index mainly focuses on companies with over $2 billion market cap which are estimated to grow their toplines at a double-digit rate and have a minimum of 3.0% projected R&D and/or Capex spending to net sales. 75% of the index is in US-based companies, while 25% is in internationals. These two geographies are split into multiple segments based on market cap and each segment is equally weighted. In terms of sector exposure, about 50% of the index is in Information Technology. As a result, TRFM can be highly sensitive to market volatility in both bull and bear markets.

Between November 1, 2022 and April 30, 2023, TRFM generated a total return of 8.76% (NAV) and 8.69% (Market Price), while the Index generated a total return of 9.02% and the benchmark index, the S&P 500® Index (SPXT Index) generated a total return of 8.63% and Nasdaq Composite Index (CCMP Index) generated a total return of 12.26%, according to Bloomberg.

Top performing sectors attributable to TRFM’s return were Information Technology, Consumer Discretionary, Communication Services, and Industrials. The worst performing sectors were Materials, Financials, and Utilities.

Individual securities attributable to TRFM’s return over the same fiscal period were NVIDIA Corporation (+149 bps), Advanced Micro Devices, Inc. (+87 bps), and The Boeing Company (+59 bps). Securities dragging down TRFM’s return were Rivian Automotive (-87 bps), Enphase Energy, Inc. (-62 bps), and Lucid Group, Inc. (-47 bps).

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

The top contributing countries were United States (3.99%), followed by China (2.51%) and France (0.88%). The bottom contributing countries were United Kingdom (-0.17%) and Australia (-0.15%).

We remain committed to our fundamental theme that the world is constantly evolving towards a more efficient future as we develop new technologies, and we aim to target companies whose products and services to take us there.

Because of the innovative nature of the underlying companies in the portfolio, there tends to be more frequent merger and acquisition activities.

Must be preceded or accompanied by a prospectus.

The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF, AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, and AAM Transformers ETF are distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Funds’ return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Funds utilize a sampling approach, they may experience tracking error to a greater extent than if the Funds had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500® Dividend and Free Cash Flow Yield index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

S&P Emerging Markets Dividend and Free Cash Flow Yield Index is rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Emerging Plus LargeMidCap® Index is designed to measure the performance of large- and mid-capitalization securities in emerging markets.

S&P Developed Ex-U.S. Dividend and Free Cash Flow Index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Developed BMI Ex-U.S. & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

S&P Developed BMI Ex-U.S. & Korea LargeMidCap® Index is a comprehensive benchmark including stocks from developed markets excluding the United States and Korea.

ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than 5 years. The Index was developed by ICE Data Indices, LLC (“IDI”), the Fund’s index provider (the “Index Provider”) and an affiliate of the NYSE.

ICE Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities, hybrid securities and convertible preferred securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”).

Russell 2500 Index is a market-cap-weighted index that includes the smallest 2,500 companies covered in the broad-based Russell 3000 sphere of United States-based listed equities. All 2,500 of the companies included in the Index cover the small- and mid-cap market capitalizations.

Pence Transformers Index is a rules-based index that measures the performance of U.S.-listed common equity securities, including American Depositary Receipts (“ADRs”) for foreign securities, of companies poised to benefit from a significant disruption and/or transformation of consumer behavior and technological innovation.

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

Duration is a measure that helps approximate the degree of price sensitivity of a bond to changes in interest rates and is adjusted to account for the change in cash flows of the bond’s embedded option.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the Schedules of Investments on page 11 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AAM ETFs

Portfolio Allocations
As of April 30, 2023 (Unaudited)

AAM S&P 500 High Dividend Value ETF

Sector	Percentage of Net Assets
Consumer Staples	10.5%
Industrials	10.2
Communication Services	10.0
Information Technology	9.8
Health Care	9.6
Energy	9.3
Materials	9.2
Consumer Discretionary	9.0
Real Estate	8.8
Financials	7.4
Utilities	5.9
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

AAM S&P Emerging Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Information Technology	11.4%
Consumer Staples	9.4
Utilities	9.4
Consumer Discretionary	9.3
Industrials	9.0
Real Estate	8.7
Energy	8.6
Health Care	8.6
Financials	8.4
Materials	8.4
Communication Services	8.1
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.3
Total	100.0%

AAM ETFs

Portfolio Allocations
As of April 30, 2023 (Unaudited) (Continued)

AAM S&P Developed Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Communication Services	10.4%
Consumer Discretionary	9.7
Health Care	9.7
Consumer Staples	9.6
Utilities	9.6
Financials	9.1
Information Technology	8.7
Industrials	8.7
Real Estate	8.2
Materials	7.6
Energy	7.5
Short-Term Investments	0.6
Other Assets in Excess of Liabilities	0.6
Total	100.0%

AAM S&P Low Duration Preferred and Income Securities ETF

Sector	Percentage of Net Assets
Financials (a)	72.6%
Utilities	9.9
Energy	5.4
Consumer Discretionary	4.0
Industrials	2.7
Short-Term Investments	2.5
Consumer Staples	2.2
Real Estate	1.6
Communication Services	1.2
Information Technology	0.2
Liabilities in Excess of Other Assets	(2.3)
Total	100.0%

AAM ETFs

Portfolio Allocations
As of April 30, 2023 (Unaudited) (Continued)

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Sector	Percentage of Net Assets
Industrials	24.8%
Financials	16.3
Consumer Staples	10.9
Information Technology	9.1
Health Care	7.7
Materials	7.7
Real Estate	6.8
Utilities	6.6
Consumer Discretionary	5.4
Communication Services	2.6
Energy	1.9
U.S. Treasury Bills	0.3
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

AAM Transformers ETF

Sector	Percentage of Net Assets
Information Technology (a)	51.7%
Consumer Discretionary	16.3
Industrials	14.3
Communication Services	10.6
Financials	3.6
Materials	2.5
Utilities	0.9
Short-Term Investments	0.1
Other Assets in Excess of Liabilities (b)	0.0
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 10.0%
77,174	AT&T, Inc.	$1,363,664
37,199	Comcast Corporation - Class A	1,538,923
40,534	Interpublic Group of Companies, Inc.	1,448,280
17,166	Omnicom Group, Inc.	1,554,725
36,583	Verizon Communications, Inc.	1,420,518
		7,326,110
	Consumer Discretionary — 9.0%
32,656	Bath & Body Works, Inc.	1,146,226
17,681	Best Buy Company, Inc.	1,317,588
116,090	Ford Motor Company	1,379,149
33,946	Tapestry, Inc.	1,385,336
9,682	Whirlpool Corporation	1,351,511
		6,579,810
	Consumer Staples — 10.5%
33,021	Altria Group, Inc.	1,568,828
37,129	Kraft Heinz Company	1,458,056
28,729	Molson Coors Brewing Company - Class B	1,708,801
14,597	Philip Morris International, Inc.	1,459,262
41,190	Walgreens Boots Alliance, Inc.	1,451,947
		7,646,894
	Energy — 9.3%
8,178	Chevron Corporation	1,378,647
12,991	Exxon Mobil Corporation	1,537,355
79,626	Kinder Morgan, Inc.	1,365,586
13,818	Phillips 66	1,367,982
10,196	Valero Energy Corporation	1,169,175
		6,818,745
	Financials — 7.4%
35,358	Citizens Financial Group, Inc.	1,093,976
45,455	Lincoln National Corporation	987,737
14,658	Prudential Financial, Inc.	1,275,246
30,589	Truist Financial Corporation	996,590
31,684	U.S. Bancorp	1,086,128
		5,439,677

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care — 9.6%
10,012	AbbVie, Inc.	$1,513,013
19,755	Cardinal Health, Inc.	1,621,885
17,190	CVS Health Corporation	1,260,199
17,599	Gilead Sciences, Inc.	1,446,814
127,470	Viatris, Inc.	1,189,295
		7,031,206
	Industrials — 10.2%
12,858	3M Company	1,365,777
14,923	C.H. Robinson Worldwide, Inc.	1,505,283
3,292	Lockheed Martin Corporation	1,528,969
6,137	Snap-on, Inc.	1,591,999
8,217	United Parcel Service, Inc. - Class B	1,477,499
		7,469,527
	Information Technology — 9.8%
2,528	Broadcom, Inc.	1,583,792
91,444	Hewlett Packard Enterprise Company	1,309,478
52,066	HP, Inc.	1,546,881
10,451	International Business Machines Corporation	1,321,111
23,758	Seagate Technology Holdings plc	1,396,257
		7,157,519
	Materials — 9.2%
12,088	Celanese Corporation	1,284,229
25,407	Dow, Inc.	1,382,141
40,236	International Paper Company	1,332,214
15,945	LyondellBasell Industries NV - Class A	1,508,556
40,500	WestRock Company	1,212,165
		6,719,305
	Real Estate — 8.8%
20,871	Boston Properties, Inc.	1,113,677
81,559	Host Hotels & Resorts, Inc.	1,318,809
67,396	Kimco Realty Corporation	1,293,329
22,445	Regency Centers Corporation	1,378,796

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Real Estate — 8.8% (Continued)
11,790	Simon Property Group, Inc.	$1,336,043
		6,440,654
	Utilities — 5.9%
35,903	FirstEnergy Corporation	1,428,939
17,624	NextEra Energy, Inc.	1,350,527
44,944	NRG Energy, Inc.	1,535,737
		4,315,203
	TOTAL COMMON STOCKS (Cost $79,021,816)	72,944,650

	SHORT-TERM INVESTMENTS — 0.4%
322,537	Invesco Government & Agency Portfolio, Institutional Class, 4.79% (a)	322,537
	TOTAL SHORT-TERM INVESTMENTS (Cost $322,537)	322,537
	TOTAL INVESTMENTS — 100.1% (Cost $79,344,353)	73,267,187
	Liabilities in Excess of Other Assets — (0.1)%	(95,124)
	NET ASSETS — 100.0%	$73,172,063

Percentages are stated as a percent of net assets.
(a)	Rate shown is the annualized seven-day yield as of April 30, 2023.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 93.4%
	Brazil — 5.0%
35,068	Cia Paranaense de Energia	$272,604
29,968	Hypera SA	223,614
60,269	JBS SA	214,435
		710,653
	China — 21.9%
1,035,000	CGN Power Company, Ltd. - H Shares (a)	272,927
1,708,000	China Cinda Asset Management Company, Ltd. - H Shares	202,352
801,000	China Everbright Bank Company, Ltd. - H Shares	256,119
636,000	China Evergrande Group (b)(c)(d)	—
462,000	China Galaxy Securities Company, Ltd. - H Shares	250,130
226,000	China Hongqiao Group, Ltd.	221,396
712,000	Chongqing Rural Commercial Bank Company, Ltd. - H Shares	274,827
248,500	COSCO SHIPPING Holdings Company, Ltd. - H Shares	287,440
428,000	Dongfeng Motor Group Company, Ltd. - H Shares	203,916
129,500	Inner Mongolia ERDOS Resources Company, Ltd. - Class B	233,230
171,000	Inner Mongolia Yitai Coal Company, Ltd. - Class B (c)	253,080
320,000	Lenovo Group, Ltd.	326,934
492,000	PetroChina Company, Ltd. - H Shares	340,330
		3,122,681
	Egypt — 2.1%
180,058	Abou Kir Fertilizers & Chemical Industries	293,629

	Greece — 3.9%
17,648	OPAP SA	301,212
11,951	Star Bulk Carriers Corporation	252,286
		553,498
	Hong Kong — 1.7%
78,000	C&D International Investment Group, Ltd.	238,971
184,500	Shimao Group Holdings, Ltd. (b)(c)(d)	—
		238,971
	Hungary — 1.9%
10,932	Richter Gedeon Nyrt	264,263

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 93.4% (Continued)
	India — 3.6%
95,358	Power Grid Corporation of India, Ltd.	$276,450
231,578	Steel Authority of India, Ltd.	234,305
		510,755
	Indonesia — 6.1%
202,900	Gudang Garam Tbk PT	393,490
554,600	Indofood Sukses Makmur Tbk PT	243,843
2,409,100	Perusahaan Gas Negara Persero Tbk PT	234,834
		872,167
	Mexico — 1.8%
191,198	Fibra Uno Administracion SA de CV (d)	262,965

	Netherlands — 1.8%
41,479	NEPI Rockcastle NV	250,774

	Poland — 1.7%
57,761	Cyfrowy Polsat SA	242,764

	Republic of Korea — 8.0%
43,597	BNK Financial Group, Inc.	216,291
4,879	Kia Corporation	308,036
3,370	KT&G Corporation	216,039
27,277	LG Uplus Corporation	224,591
10,977	SD Biosensor, Inc.	170,593
		1,135,550
	Russian Federation — 0.0% (e)
5,978	X5 Retail Group NV - GDR (b)(c)(d)	—

	South Africa — 9.5%
30,187	Aspen Pharmacare Holdings, Ltd.	301,807
20,284	Exxaro Resources, Ltd.	212,805
314,339	Growthpoint Properties, Ltd.	218,858
8,725	Kumba Iron Ore, Ltd.	211,743
37,145	MultiChoice Group	232,596

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 93.4% (Continued)
	South Africa — 9.5% (Continued)
18,591	Thungela Resources, Ltd.	$174,118
		1,351,927
	Taiwan — 18.2%
50,400	Evergreen Marine Corporation Taiwan, Ltd.	264,767
136,000	Farglory Land Development Company, Ltd.	271,624
16,000	International Games System Company, Ltd.	278,442
210,000	King Yuan Electronics Company, Ltd.	321,054
22,000	Novatek Microelectronics Corporation	299,488
77,000	Radiant Opto-Electronics Corporation	283,028
106,000	Wan Hai Lines, Ltd.	224,120
258,000	Wistron Corporation	390,242
124,000	Yang Ming Marine Transport Corporation	254,514
		2,587,279
	Thailand — 1.8%
401,900	Bangkok Chain Hospital pcl - NVDR	255,399

	Turkey — 4.4%
84,521	Anadolu Efes Biracilik Ve Malt Sanayii AS	273,577
29,380	Dogus Otomotiv Servis ve Ticaret AS	184,907
209,113	Turk Telekomunikasyon AS	174,940
		633,424
	TOTAL COMMON STOCKS (Cost $13,912,535)	13,286,699

	PREFERRED STOCKS — 5.9%
	Brazil — 3.6%
115,654	Cia Energetica de Minas Gerais	284,578
49,646	Petroleo Brasileiro SA	234,692
		519,270
	Republic of Korea — 2.3%
3,917	Hyundai Motor Company	323,978

	TOTAL PREFERRED STOCKS (Cost $752,122)	843,248

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.4%
50,522	Invesco Government & Agency Portfolio, Institutional Class, 4.79% (f)	$50,522
	TOTAL SHORT-TERM INVESTMENTS (Cost $50,522)	50,522
	TOTAL INVESTMENTS — 99.7% (Cost $14,715,179)	14,180,469
	Other Assets in Excess of Liabilities — 0.3%	47,722
	NET ASSETS — 100.0%	$14,228,191

Percentages are stated as a percent of net assets.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)

Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At April 30, 2023, the market value of this security is $272,927, which represents 1.92% of total net assets.

(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $0 which represents 0.00% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	Rate shown is the annualized seven-day yield as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 95.0%
	Australia — 13.1%
7,319	AGL Energy, Ltd.	$40,145
24,367	Mirvac Group	38,808
439	Rio Tinto, Ltd.	32,565
1,754	Sonic Healthcare, Ltd.	41,080
11,653	South32, Ltd.	32,652
14,268	Stockland	41,959
1,482	Woodside Energy Group, Ltd.	32,986
8,339	Yancoal Australia, Ltd.	30,640
		290,835
	Belgium — 1.7%
539	KBC Group NV	38,548

	Canada — 2.0%
1,193	Open Text Corporation	45,132

	Denmark — 1.5%
18	AP Moller - Maersk A/S - Class A	32,127

	France — 5.9%
601	BNP Paribas SA	38,875
3,423	Credit Agricole SA	41,885
3,787	Orange SA	49,401
		130,161
	Germany — 7.8%
3,608	E.ON SE	47,819
1,093	Fresenius Medical Care AG & Company KGaA	53,141
539	Mercedes-Benz Group AG	41,999
1,367	Vonovia SE	29,617
		172,576
	Hong Kong — 5.1%
6,500	CK Asset Holdings, Ltd.	38,339
7,000	CK Infrastructure Holdings, Ltd.	39,771
4,500	Swire Pacific, Ltd. - Class A	35,599
		113,709

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.0% (Continued)
	Israel — 1.6%
2,119	ZIM Integrated Shipping Services, Ltd.	$36,171

	Italy — 3.7%
2,036	Assicurazioni Generali SpA	42,437
2,572	Eni SpA	39,032
		81,469
	Japan — 18.1%
1,500	BIPROGY, Inc.	36,022
1,700	Honda Motor Company, Ltd.	44,796
2,000	Japan Tobacco, Inc.	42,940
1,900	Kawasaki Kisen Kaisha, Ltd.	45,001
1,600	Mitsui OSK Lines, Ltd.	39,482
1,700	Nippon Yusen KK	39,989
500	SCREEN Holdings Company, Ltd.	40,393
2,600	SUMCO Corporation	35,611
5,700	Sumitomo Pharma Company, Ltd.	35,624
1,300	Takeda Pharmaceutical Company, Ltd.	43,077
		402,935
	Netherlands — 1.9%
2,602	Stellantis NV	43,089

	Norway — 5.0%
1,305	Aker BP ASA	31,065
3,768	Telenor ASA	46,857
12,812	Var Energi ASA	33,435
		111,357
	Spain — 7.8%
5,670	Banco Bilbao Vizcaya Argentaria SA	41,627
1,983	Endesa SA	44,595
2,204	Red Electrica Corporation SA	40,160
10,295	Telefonica SA	46,883
		173,265

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.0% (Continued)
	Sweden — 5.7%
6,319	SSAB AB - Class B	42,582
4,338	Tele2 AB - Class B	46,077
6,788	Telefonaktiebolaget LM Ericsson - Class B	37,304
		125,963
	United Kingdom — 14.1%
900	Anglo American plc	27,658
1,041	British American Tobacco plc	38,298
2,322	GSK plc	42,052
1,568	Imperial Brands plc	38,776
13,304	J. Sainsbury plc	46,219
513	Rio Tinto plc	32,555
13,206	Tesco plc	46,659
34,957	Vodafone Group plc	42,136
		314,353
	TOTAL COMMON STOCKS (Cost $2,157,633)	2,111,690

	PREFERRED STOCKS — 3.8%
	Germany — 3.8%
423	Bayerische Motoren Werke AG	44,948
294	Volkswagen AG	40,143
		85,091
	TOTAL PREFERRED STOCKS (Cost $73,024)	85,091

	SHORT-TERM INVESTMENTS — 0.6%
13,672	Invesco Government & Agency Portfolio, Institutional Class, 4.79% (a)	$13,672
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,672)	13,672
	TOTAL INVESTMENTS — 99.4% (Cost $2,244,329)	2,210,453
	Other Assets in Excess of Liabilities — 0.6%	14,105
	NET ASSETS — 100.0%	$2,224,558

Percentages are stated as a percent of net assets.
(a)	Rate shown is the annualized seven-day yield as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8%
	Communication Services — 1.2%
	AT&T, Inc.
95,861	5.625%, 08/01/2067	$2,402,277
		2,402,277
	Consumer Discretionary — 4.0%
	Brunswick Corporation
21,495	6.500%, 10/15/2048	558,010
15,629	6.625%, 01/15/2049	412,918
26,724	6.375%, 04/15/2049	687,342
		1,658,270
	Dillard’s Capital Trust I
23,238	7.500%, 08/01/2038	597,217
	Ford Motor Company
87,146	6.200%, 06/01/2059	2,187,365
	Fossil Group, Inc.
18,782	7.000%, 11/30/2026	359,863
	Qurate Retail, Inc.
36,887	8.000%, 03/15/2031	1,130,586
	QVC, Inc.
28,183	6.375%, 09/13/2067	253,647
62,641	6.250%, 11/26/2068	556,878
		810,525
	TravelCenters of America, Inc.
13,771	8.250%, 01/15/2028	347,029
15,019	8.000%, 12/15/2029	382,684
12,522	8.000%, 10/15/2030	314,929
		1,044,642
		7,788,468
	Consumer Staples — 2.2%
	CHS, Inc.
48,801	Series 2, 7.100%, Perpetual (a)	1,210,265
57,226	Series 3, 6.750%, Perpetual (a)	1,435,228
60,130	Series 4, 7.500%, Perpetual	1,588,033
		4,233,526

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Energy — 5.4%
	DCP Midstream LP
20,191	Series B, 7.875%, Perpetual (a)	$509,621
13,771	Series C, 7.950%, Perpetual (a)	347,029
		856,650
	Energy Transfer LP
52,287	Series C, 7.375%, Perpetual (a)	1,250,705
51,708	Series D, 7.625%, Perpetual (a)	1,214,621
92,957	Series E, 7.600%, Perpetual (a)	2,149,166
		4,614,492
	NGL Energy Partners LP
36,559	Series B, 12.473%, (3 mo. LIBOR US + 7.213%), Perpetual (b)	866,083
	NuStar Energy LP
26,319	Series A, 12.039%, (3 mo. LIBOR US + 6.766%), Perpetual	651,922
44,755	Series B, 10.916%, (3 mo. LIBOR US + 5.643%), Perpetual	1,032,498
21,577	Series C, 11.746%, (3 mo. LIBOR US + 6.880%), Perpetual	551,076
		2,235,496
	NuStar Logistics LP
46,787	11.994%, (3 mo. LIBOR US + 6.734%), 01/15/2043	1,194,940
	Seapeak LLC
21,279	Series B, 8.500%, Perpetual (a)	507,717
15,629	9.000%, Perpetual	378,690
		886,407
		10,654,068
	Financials — 72.6% (c)
	ACRES Commercial Realty Corporation
15,019	Series C, 8.625%, Perpetual (a)	304,285
	Affiliated Managers Group, Inc.
34,857	5.875%, 03/30/2059	883,276

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Financials — 72.6% (c) (Continued)
	AGNC Investment Corporation
37,764	Series C, 10.384%, (3 mo. LIBOR US + 5.111%), Perpetual	$936,170
27,306	Series D, 6.875%, Perpetual (a)	571,788
46,768	Series E, 6.500%, Perpetual (a)	1,007,850
66,812	Series F, 6.125%, Perpetual (a)	1,364,969
18,782	Series G, 7.750%, Perpetual (a)(b)	412,640
		4,293,417
	Allstate Corporation
58,097	8.438%, (3 mo. LIBOR US + 3.165%), 01/15/2053	1,478,569
	American Equity Investment Life Holding Company
46,479	Series A, 5.950%, Perpetual (a)	1,071,806
34,860	Series B, 6.625%, Perpetual (a)	832,457
		1,904,263
	American Financial Group, Inc.
14,526	5.875%, 03/30/2059	375,061
	American International Group, Inc.
58,097	Series A, 5.850%, Perpetual	1,463,463
	Annaly Capital Management, Inc.
83,660	Series F, 10.156%, (3 mo. LIBOR US + 4.993%), Perpetual	2,086,480
49,383	Series G, 9.331%, (3 mo. LIBOR US + 4.172%), Perpetual	1,184,698
51,415	Series I, 6.750%, Perpetual (a)	1,229,847
		4,501,025
	Apollo Asset Management, Inc.
31,953	Series A, 6.375%, Perpetual	789,559
34,860	Series B, 6.375%, Perpetual	882,655
		1,672,214
	Arbor Realty Trust, Inc.
32,949	Series F, 6.250%, Perpetual (a)	600,331
	Argo Group International Holdings, Ltd.
18,782	7.000%, Perpetual (a)	450,205
	Aspen Insurance Holdings, Ltd.
31,953	5.950%, Perpetual (a)	770,706
	Associated Banc-Corporation
34,860	6.625%, 03/01/2033 (a)(b)	863,134

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Financials — 72.6% (c) (Continued)
	Athene Holding, Ltd.
100,218	Series A, 6.350%, Perpetual (a)	$2,173,728
69,716	Series C, 6.375%, Perpetual (a)	1,572,096
58,097	Series E, 7.750%, Perpetual (a)	1,436,158
		5,181,982
	Atlanticus Holdings Corporation
18,782	6.125%, 11/30/2026	427,290
	B. Riley Financial, Inc.
23,150	6.750%, 05/31/2024	571,805
17,843	6.375%, 02/28/2025	415,028
25,981	5.500%, 03/31/2026	527,154
20,936	6.500%, 09/30/2026	424,582
37,731	5.000%, 12/31/2026	718,776
30,916	6.000%, 01/31/2028	596,679
47,116	5.250%, 08/31/2028	871,175
		4,125,199
	Bank of America Corporation
25,733	Series 02, 5.603%, (3 mo. LIBOR US + 0.650%), Perpetual	539,364
18,116	Series 4, 5.703%, (3 mo. LIBOR US + 0.750%), Perpetual	389,675
35,978	Series 5, 5.415%, (3 mo. LIBOR US + 0.500%), Perpetual	737,549
26,961	Series E, 5.214%, (3 mo. LIBOR US + 0.350%), Perpetual	547,308
90,394	Series K, 6.450%, 12/15/2066 (a)	2,296,912
116,212	Series GG, 6.000%, Perpetual	2,893,679
73,172	Series HH, 5.875%, Perpetual	1,820,519
		9,225,006
	Charles Schwab Corporation
87,146	Series D, 5.950%, Perpetual	2,193,465
	Chimera Investment Corporation
37,764	Series B, 8.000%, Perpetual (a)	765,854
30,210	Series C, 7.750%, Perpetual (a)	579,126
25,040	Series D, 8.000%, Perpetual (a)	504,556
		1,849,536

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Financials — 72.6% (c) (Continued)
	Citigroup, Inc.
110,384	Series J, 7.125%, Perpetual (a)	$2,804,858
173,709	Series K, 6.875%, Perpetual (a)	4,406,997
		7,211,855
	Citizens Financial Group, Inc.
34,860	Series D, 6.350%, Perpetual (a)	799,688
	Compass Diversified Holdings
12,522	Series B, 7.875%, Perpetual (a)	297,773
	ConnectOne Bancorp, Inc.
14,403	Series A, 5.250%, Perpetual (a)	234,049
	Cowen, Inc.
11,583	7.750%, 06/15/2033 (d)(e)	292,123
	Crescent Capital BDC, Inc.
13,982	5.000%, 05/25/2026	327,179
	Dynex Capital, Inc.
13,971	Series C, 6.900%, Perpetual (a)	306,524
	Ellington Financial, Inc.
15,083	Series B, 6.250%, Perpetual (a)	281,600
12,533	Series C, 8.625%, Perpetual (a)	275,099
14,403	6.750%, Perpetual (a)	285,900
		842,599
	Enstar Group, Ltd.
46,479	Series D, 7.000%, Perpetual (a)	1,064,369
	Fifth Third Bancorp
52,287	Series I, 6.625%, Perpetual (a)	1,281,032
	First Horizon Corporation
12,522	Series D, 6.100%, Perpetual (a)	277,863

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Financials — 72.6% (c) (Continued)
	First Republic Bank
25,029	Series H, 5.125%, Perpetual (f)	$49,557
37,583	Series I, 5.500%, Perpetual (f)	73,663
49,467	Series J, 4.700%, Perpetual (f)	80,631
62,637	Series K, 4.125%, Perpetual (f)	102,725
93,633	Series L, 4.250%, Perpetual (f)	159,176
93,945	Series M, 4.000%, Perpetual (f)	162,525
92,684	Series N, 4.500%, Perpetual (f)	163,124
		791,401
	FNB Corporation
13,867	7.250%, Perpetual (a)	330,728
	Gladstone Investment Corporation
16,019	5.000%, 05/01/2026	380,451
16,852	4.875%, 11/01/2028	400,572
		781,023
	Goldman Sachs Group, Inc.
76,856	Series A, 5.609%, (3 mo. LIBOR US + 0.750%), Perpetual	1,595,530
138,311	Series D, 5.529%, (3 mo. LIBOR US + 0.670%), Perpetual	2,849,206
20,502	Series C, 6.023%, (3 mo. LIBOR US + 0.750%), Perpetual	440,793
102,476	Series J, 5.500%, Perpetual (a)	2,572,148
71,720	Series K, 6.375%, Perpetual (a)	1,809,496
		9,267,173
	Granite Point Mortgage Trust, Inc.
25,752	Series A, 7.000%, Perpetual (a)	451,948
	Hartford Financial Services Group, Inc.
40,089	Series G, 6.000%, Perpetual	992,604
	Heartland Financial USA, Inc.
14,403	Series E, 7.000%, Perpetual (a)	347,112
	Huntington Bancshares, Inc.
37,764	Series J, 6.875%, Perpetual (a)(b)	936,547
	Invesco Mortgage Capital, Inc.
14,191	Series B, 7.750%, Perpetual (a)	292,334
24,485	Series C, 7.500%, Perpetual (a)	482,110
		774,444

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Financials — 72.6% (c) (Continued)
	Jackson Financial, Inc.
63,908	8.000%, Perpetual (a)(b)	$1,593,226
	JPMorgan Chase & Company
172,653	Series DD, 5.750%, Perpetual	4,352,582
188,304	Series EE, 6.000%, Perpetual	4,816,816
		9,169,398
	Kemper Corporation
18,782	5.875%, 03/15/2062 (a)	362,493
	KeyCorp
58,097	Series E, 6.125%, Perpetual (a)	1,306,602
69,716	6.200%, Perpetual (a)	1,547,695
		2,854,297
	M&T Bank Corporation
29,049	Series H, 5.625%, Perpetual (a)	669,289
	Merchants Bancorp
15,629	Series B, 6.000%, Perpetual (a)	322,426
17,826	8.250%, Perpetual (a)	450,998
		773,424
	MetLife, Inc.
69,716	Series A, 5.866%, (3 mo. LIBOR US + 1.000%), Perpetual	1,642,509
93,536	Series E, 5.625%, Perpetual	2,338,400
		3,980,909
	MFA Financial, Inc.
31,953	Series C, 6.500%, Perpetual (a)	586,018
	Midland States Bancorp, Inc.
14,393	7.750%, Perpetual (a)(b)	331,039
	Morgan Stanley
87,278	Series A, 5.960%, (3 mo. LIBOR US + 0.700%), Perpetual	1,796,181
68,438	Series E, 7.125%, Perpetual (a)	1,743,800
67,441	Series F, 6.875%, Perpetual (a)	1,711,653
79,335	Series I, 6.375%, Perpetual (a)	1,993,689
79,335	Series K, 5.850%, Perpetual (a)	1,984,168
		9,229,491

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Financials — 72.6% (c) (Continued)
	National Rural Utilities Cooperative Finance Corporation
29,049	Series US, 5.500%, 05/15/2064	$726,806
	New York Community Bancorp, Inc.
59,840	Series A, 6.375%, Perpetual (a)	1,400,854
	New York Mortgage Trust, Inc.
19,162	Series D, 8.000%, Perpetual (a)	384,964
23,191	Series E, 7.875%, Perpetual (a)	477,735
18,003	Series F, 6.875%, Perpetual (a)	331,615
		1,194,314
	NewtekOne, Inc.
12,522	5.500%, 02/01/2026	314,302
	PacWest Bancorp
59,636	Series A, 7.750%, Perpetual (a)	936,882
	PennyMac Mortgage Investment Trust
14,403	Series A, 8.125%, Perpetual (a)	339,046
22,659	Series B, 8.000%, Perpetual (a)	524,556
		863,602
	Popular Capital Trust II
12,638	6.125%, 12/01/2034	325,808
	Prudential Financial, Inc.
65,651	5.625%, 08/15/2058	1,624,206
	Ready Capital Corporation
25,203	5.750%, 02/15/2026	579,669
13,043	6.200%, 07/30/2026	303,250
		882,919
	Regions Financial Corporation
58,097	Series B, 6.375%, Perpetual (a)	1,392,004
58,097	Series C, 5.700%, Perpetual (a)	1,344,365
		2,736,369
	Reinsurance Group of America, Inc.
81,335	7.125%, 10/15/2052 (a)	2,135,044
46,479	5.750%, 06/15/2056 (a)	1,177,313
		3,312,357

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Financials — 72.6% (c) (Continued)
	Rithm Capital Corporation
19,433	Series A, 7.500%, Perpetual (a)	$426,943
32,711	Series B, 7.125%, Perpetual (a)	674,501
46,197	Series C, 6.375%, Perpetual (a)	856,492
54,030	Series D, 7.000%, Perpetual (a)	1,078,979
		3,036,915
	Saratoga Investment Corporation
12,259	Series 2027, 6.000%, 04/30/2027	286,861
	SiriusPoint, Ltd.
23,238	Series B, 8.000%, Perpetual (a)	520,996
	SLM Corporation
11,619	Series B, 6.566%, (3 mo. LIBOR US + 1.700%), Perpetual	715,149
	State Street Corporation
87,146	Series D, 5.900%, Perpetual (a)	2,117,648
58,097	Series G, 5.350%, Perpetual (a)	1,476,826
		3,594,474
	Synovus Financial Corporation
23,238	Series D, 6.300%, Perpetual (a)	522,158
40,668	Series E, 5.875%, Perpetual (a)	860,535
		1,382,693
	Trinity Capital, Inc.
21,893	7.000%, 01/16/2025	554,988
	Truist Financial Corporation
21,598	Series I, 5.396%, (3 mo. LIBOR US + 0.530%), Perpetual	437,791
	Two Harbors Investment Corporation
15,458	Series A, 8.125%, Perpetual (a)	312,870
31,120	Series B, 7.625%, Perpetual (a)	591,280
29,217	Series C, 7.250%, Perpetual (a)	555,123
		1,459,273
	U.S. Bancorp
116,194	Series B, 5.860%, (3 mo. LIBOR US + 0.600%), Perpetual	2,165,856
66,812	Series K, 5.500%, Perpetual	1,592,130
		3,757,986

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Financials — 72.6% (c) (Continued)
	Unum Group
34,860	6.250%, 06/15/2028	$866,271
	Valley National Bancorp
14,403	Series A, 6.250%, Perpetual (a)	265,735
12,522	Series B, 8.851%, (3 mo. LIBOR US + 3.578%), Perpetual	241,925
		507,660
	Voya Financial, Inc.
34,860	Series B, 5.350%, Perpetual (a)	850,584
	Wells Fargo & Company
200,436	Series Q, 5.850%, Perpetual (a)	4,866,586
97,604	Series R, 6.625%, Perpetual (a)	2,421,555
		7,288,141
	WesBanco, Inc.
18,782	Series A, 6.750%, Perpetual (a)	439,123
	Western Alliance Bancorp
34,860	Series A, 4.250%, Perpetual (a)	550,788
	Wintrust Financial Corporation
15,629	Series D, 6.500%, Perpetual (a)	377,440
33,406	Series E, 6.875%, Perpetual (a)	790,720
		1,168,160
	W.R. Berkley Corporation
21,495	5.700%, 03/30/2058	532,861
	Zions Bancorporation, N.A.
17,322	Series G, 9.106%, (3 mo. LIBOR US + 4.240%), Perpetual	413,996
		142,403,174
	Industrials — 2.7%
	Air Lease Corporation
29,049	Series A, 6.150%, Perpetual (a)	635,883
	Atlas Corporation
14,796	Series D, 7.950%, Perpetual	370,640
18,782	Series I, 8.000%, Perpetual (a)	454,336
		824,976

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Industrials — 2.7% (Continued)
	Babcock & Wilcox Enterprises, Inc.
22,430	8.125%, 02/28/2026	$546,171
18,951	6.500%, 12/31/2026	407,067
		953,238
	Charah Solutions, Inc.
12,700	8.500%, 08/31/2026	118,110
	FTAI Aviation, Ltd.
13,085	Series A, 8.250%, Perpetual (a)	301,086
15,477	Series B, 8.000%, Perpetual (a)	338,946
13,141	Series C, 8.250%, Perpetual (a)	302,375
		942,407
	Global Ship Lease, Inc.
13,658	8.750%, Perpetual	345,547
	Steel Partners Holdings LP
20,101	Series A, 6.000%, 02/07/2026	468,554
	Textainer Group Holdings, Ltd.
18,782	7.000%, Perpetual (a)	454,149
	Triton International, Ltd.
18,003	8.000%, Perpetual	449,535
		5,192,399
	Information Technology — 0.2%
	Synchronoss Technologies, Inc.
	8.375%, 06/30/2026	288,980
		288,980
	Real Estate — 1.6%
	American Homes 4 Rent
14,403	Series H, 6.250%, Perpetual	364,396
	CorEnergy Infrastructure Trust, Inc.
16,224	Series A, 7.375%, Perpetual	98,480
	Digital Realty Trust, Inc.
24,402	Series K, 5.850%, Perpetual	609,318

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Real Estate — 1.6% (Continued)
	Public Storage
32,535	Series F, 5.150%, Perpetual	$801,337
33,117	Series H, 5.600%, Perpetual	848,458
		1,649,795
	SITE Centers Corporation
20,334	Series A, 6.375%, Perpetual	494,929
		3,216,918
	Utilities — 9.9%
	Algonquin Power & Utilities Corporation
40,668	Series 19-A, 6.200%, 07/01/2079 (a)	930,484
33,406	6.875%, 10/17/2078 (a)	773,683
		1,704,167
	CMS Energy Corporation
23,238	5.625%, 03/15/2078	582,112
32,535	5.875%, 10/15/2078	809,145
73,202	5.875%, 03/01/2079	1,817,606
		3,208,863
	Duke Energy Corporation
116,194	Series A, 5.750%, Perpetual	2,991,995
58,097	5.625%, 09/15/2078	1,455,330
		4,447,325
	Entergy New Orleans, LLC
12,783	5.500%, 04/01/2066	315,868
	Georgia Power Company
31,374	Series 2017, 5.000%, 10/01/2077	784,350
	NextEra Energy Capital Holdings, Inc.
79,885	Series N, 5.650%, 03/01/2079	2,051,447
	NiSource, Inc.
58,097	Series B, 6.500%, Perpetual (a)	1,449,520
	SCE Trust III
31,953	Series H, 5.750%, Perpetual (a)	683,794
	SCE Trust IV
37,764	Series J, 5.375%, Perpetual (a)	768,497

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.8% (Continued)
	Utilities — 9.9% (Continued)
	SCE Trust V
34,860	Series K, 5.450%, Perpetual (a)	$776,681
	Southern Company
52,287	5.250%, 12/01/2077	1,305,083
	Spire, Inc.
29,049	Series A, 5.900%, Perpetual	741,040
	Tennessee Valley Authority
24,211	Series A, 4.600%, (30 Year U.S. Treasury + 0.840%), 05/01/2029	526,589
29,802	Series D, 2.134%, (30 Year U.S. Treasury + 0.940%), 06/01/2028	661,605
		1,188,194
		19,424,829
	TOTAL PREFERRED STOCKS (Cost $202,702,929)	195,604,639

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 2.5%
4,939,055	Invesco Government & Agency Portfolio, Institutional Class — 4.79% (g)	$4,939,055
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,939,055)	4,939,055
	TOTAL INVESTMENTS (Cost $207,641,984) — 102.3%	200,543,694
	Liabilities in Excess of Other Assets — (2.3)%	(4,514,081)
	NET ASSETS — 100.0%	$196,029,613

Percentages are stated as a percent of net assets.
(a)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of April 30, 2023.

(b)	Non-income producing security.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $292,123 which represents 0.15% of net assets.
(f)	Security is in default or has failed to make a scheduled dividend payment.
(g)	Rate shown is the annualized seven-day yield as of April 30, 2023.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
April 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Communication Services — 2.6%
33,821	Nexstar Media Group, Inc.	$5,866,252

	Consumer Discretionary — 5.4%
18,397	Advance Auto Parts, Inc.	2,309,376
27,338	Brunswick Corporation	2,317,989
116,211	MDC Holdings, Inc.	4,761,165
19,780	Penske Automotive Group, Inc.	2,741,112
		12,129,642
	Consumer Staples — 10.9%
62,877	Conagra Brands, Inc.	2,386,811
80,009	Inter Parfums, Inc.	12,144,566
26,570	Lancaster Colony Corporation	5,556,319
161,909	Reynolds Consumer Products, Inc.	4,538,309
		24,626,005
	Energy — 1.9%
34,166	Targa Resources Corporation	2,580,558
71,132	World Fuel Services Corporation	1,681,560
		4,262,118
	Financials — 16.3%
62,043	Evercore, Inc. - Class A	7,077,245
158,561	First Financial Bancorp	3,282,213
130,488	First Interstate BancSystem, Inc. - Class A	3,339,188
64,541	Hartford Financial Services Group, Inc.	4,581,766
259,720	Home BancShares, Inc.	5,654,104
83,961	Horace Mann Educators Corporation	2,626,300
247,412	Huntington Bancshares, Inc.	2,771,014
200,320	Regions Financial Corporation	3,657,843
120,670	Victory Capital Holdings, Inc. - Class A	3,685,262
		36,674,935
	Health Care — 7.7%
67,610	Patterson Companies, Inc.	1,832,907
193,184	Perrigo Company plc	7,184,513
59,458	Quest Diagnostics, Inc.	8,253,365
		17,270,785

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Industrials — 24.8%
91,211	Booz Allen Hamilton Holding Corporation	$8,730,717
51,978	Broadridge Financial Solutions, Inc.	7,558,121
123,414	CSG Systems International, Inc.	6,501,449
31,221	Hubbell, Inc.	8,408,440
59,748	Insperity, Inc.	7,316,740
33,309	Snap-on, Inc.	8,640,688
24,818	Watsco, Inc.	8,596,459
		55,752,614
	Information Technology — 9.1%
104,328	Amdocs, Ltd.	9,519,930
83,344	Avnet, Inc.	3,438,774
79,487	NetApp, Inc.	4,998,937
39,635	Silicon Motion Technology Corporation - ADR	2,522,371
		20,480,012
	Materials — 7.7%
25,162	Avery Dennison Corporation	4,390,266
124,109	Avient Corporation	4,779,438
17,394	Packaging Corporation of America	2,352,712
39,297	RPM International, Inc.	3,223,533
40,765	Sonoco Products Company	2,471,174
		17,217,123
	Real Estate — 6.8%
101,346	Agree Realty Corporation	6,890,514
46,443	Equity LifeStyle Properties, Inc.	3,199,923
86,229	Terreno Realty Corporation	5,310,844
		15,401,281
	Utilities — 6.6%
95,849	Alliant Energy Corporation	5,285,114
42,026	Atmos Energy Corporation	4,796,848
171,357	NiSource, Inc.	4,876,820
		14,958,782
	TOTAL COMMON STOCKS (Cost $219,392,017)	224,639,549

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares		Effective Yield	Maturity	Value
	SHORT-TERM INVESTMENTS — 0.3%
	U.S. Treasury Bills — 0.3%
204,000	United States Treasury Bill (a)	4.94%	7/20/2023	$201,768
329,000	United States Treasury Bill (a)	4.95%	7/25/2023	325,205
141,000	United States Treasury Bill (a)	5.04%	7/27/2023	139,315
	TOTAL SHORT-TERM INVESTMENTS (Cost $666,338)			666,289
	TOTAL INVESTMENTS — 100.1% (Cost $220,058,355)			225,305,838
	Liabilities in Excess of Other Assets — (0.1)%			(132,115)
	NET ASSETS — 100.0%			$225,173,723

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Zero coupon bond.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
April 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 10.6%
2,111	Alphabet, Inc. - Class A (a)	$226,595
661	Baidu, Inc. - ADR (a)	79,723
2,095	Bilibili, Inc. - ADR (a)	42,654
1,785	Bumble, Inc. - Class A (a)	32,505
959	Match Group, Inc. (a)	35,387
1,067	Meta Platforms, Inc. - Class A (a)	256,422
1,180	NetEase, Inc. - ADR	105,173
1,513	Pinterest, Inc. - Class A (a)	34,799
3,587	ROBLOX Corporation - Class A (a)	127,697
1,544	Sea, Ltd. - ADR (a)	117,607
3,751	Snap, Inc. - Class A (a)	32,671
342	Take-Two Interactive Software, Inc. (a)	42,507
2,152	Tencent Holdings, Ltd. - ADR	95,463
1,870	TripAdvisor, Inc. (a)	33,155
1,545	ZoomInfo Technologies, Inc. (a)	33,851
		1,296,209
	Consumer Discretionary — 16.3%
1,177	Airbnb, Inc. - Class A (a)	140,852
1,130	Alibaba Group Holding, Ltd. - ADR (a)	95,700
2,082	Amazon.com, Inc. (a)	219,547
57	Booking Holdings, Inc. (a)	153,120
1,749	BYD Company, Ltd. - ADR	106,077
3,248	Coupang, Inc. (a)	54,436
2,583	DoorDash, Inc. - Class A (a)	158,054
328	Etsy, Inc. (a)	33,138
5,229	Fisker, Inc. (a)	33,675
1,637	Global-e Online, Ltd. (a)	45,639
2,136	JD.com, Inc. - ADR	76,298
1,887	Li Auto, Inc. - ADR (a)	44,345
4,468	Lucid Group, Inc. (a)	35,476
2,798	Meituan - ADR (a)	95,859
83	MercadoLibre, Inc. (a)	106,032
2,805	Naspers, Ltd. - ADR	99,437
4,973	NIO, Inc. - ADR (a)	39,137

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Consumer Discretionary — 16.3% (Continued)
1,060	PDD Holdings, Inc. - ADR (a)	$72,239
6,767	Prosus NV - ADR	101,234
2,362	Rivian Automotive, Inc. - Class A (a)	30,281
999	Tesla, Inc. (a)	164,146
1,223	Trip.com Group, Ltd. - ADR (a)	43,429
4,922	XPeng, Inc. - ADR (a)	46,759
		1,994,910
	Financials — 3.6%
2,931	Affirm Holdings, Inc. (a)	28,900
1,829	Block, Inc. (a)	111,185
3,122	Dlocal, Ltd. (a)	43,708
1,446	Flywire Corporation (a)	42,180
8,054	Marqeta, Inc. - Class A (a)	32,619
5,840	Payoneer Global, Inc. (a)	31,886
2,616	Remitly Global, Inc. (a)	43,949
5,596	StoneCo, Ltd. - Class A (a)	68,943
2,125	Toast, Inc. - Class A (a)	38,675
		442,045
	Industrials — 14.3%
2,968	ABB, Ltd. - ADR	107,115
447	AeroVironment, Inc. (a)	45,008
3,065	Airbus SE - ADR	107,398
181	Axon Enterprise, Inc. (a)	38,139
1,761	Bloom Energy Corporation - Class A (a)	29,321
919	Boeing Company (a)	190,031
3,609	ChargePoint Holdings, Inc. (a)	31,290
279	Chart Industries, Inc. (a)	37,135
3,443	Embraer SA - ADR (a)	53,194
1,941	Fluence Energy, Inc. (a)	35,054
5,760	Full Truck Alliance Company, Ltd. - ADR (a)	36,864
316	Generac Holdings, Inc. (a)	32,302
14,437	Grab Holdings, Ltd. - Class A (a)	42,012
849	HEICO Corporation	143,175
537	Hexcel Corporation	38,707

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Industrials — 14.3% (Continued)
380	MTU Aero Engines AG - ADR	$49,829
2,885	Plug Power, Inc. (a)	26,052
162	RBC Bearings, Inc. (a)	36,776
489	Rockwell Automation, Inc.	138,587
2,817	Safran SA - ADR	109,497
3,071	Schneider Electric SE - ADR	107,055
1,165	Spirit AeroSystems Holdings, Inc. - Class A	34,670
1,608	Sunrun, Inc. (a)	33,832
2,437	Symbotic, Inc. (a)	64,727
4,286	Uber Technologies, Inc. (a)	133,080
4,892	Vestas Wind Systems AS - ADR	44,835
		1,745,685
	Information Technology — 51.7% (b)
574	Adobe, Inc. (a)	216,719
2,423	Advanced Micro Devices, Inc. (a)	216,544
881	Allegro MicroSystems, Inc. (a)	31,513
483	Ambarella, Inc. (a)	29,936
1,309	Apple, Inc.	222,111
1,053	Arista Networks, Inc. (a)	168,648
2,400	Asana, Inc. - Class A (a)	38,832
571	Atlassian Corporation - Class A (a)	84,314
714	Autodesk, Inc. (a)	139,080
308	Axcelis Technologies, Inc. (a)	36,436
441	BILL Holdings, Inc. (a)	33,873
1,194	Braze, Inc. - Class A (a)	35,104
783	Calix, Inc. (a)	35,783
1,135	Canadian Solar, Inc. (a)	42,472
6,382	Chindata Group Holdings, Ltd. - ADR (a)	40,270
813	Ciena Corporation (a)	37,431
2,407	Cloudflare, Inc. - Class A (a)	113,249
811	Cognex Corporation	38,677
907	Coherent Corporation (a)	30,965
1,544	Confluent, Inc. - Class A (a)	33,968
1,176	Crowdstrike Holdings, Inc. - Class A (a)	141,179

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Information Technology — 51.7% (b) (Continued)
313	CyberArk Software, Ltd. (a)	$39,000
1,927	Datadog, Inc. - Class A (a)	129,841
1,132	DigitalOcean Holdings, Inc. (a)	35,703
921	Dynatrace, Inc. (a)	38,940
624	Elastic NV (a)	35,724
682	Enphase Energy, Inc. (a)	111,984
460	Entegris, Inc.	34,463
2,203	Extreme Networks, Inc. (a)	39,169
389	Fabrinet (a)	36,935
705	First Solar, Inc. (a)	128,719
594	Five9, Inc. (a)	38,515
2,436	Fortinet, Inc. (a)	153,590
765	Gitlab, Inc. - Class A (a)	23,225
2,222	GLOBALFOUNDRIES, Inc. (a)	130,654
277	Globant SA (a)	43,453
1,262	HashiCorp, Inc. - Class A (a)	33,834
363	HubSpot, Inc. (a)	152,805
287	Impinj, Inc. (a)	25,374
2,769	Infineon Technologies AG - ADR	100,792
483	Intuit, Inc.	214,428
314	IPG Photonics Corporation (a)	36,104
703	Itron, Inc. (a)	37,540
843	JinkoSolar Holding Company, Ltd. - ADR (a)	41,821
1,445	Lasertec Corporation - ADR	39,810
3,365	Marvell Technology, Inc.	132,850
1,142	MaxLinear, Inc. (a)	27,556
774	Microsoft Corporation	237,819
303	Monday.com, Ltd. (a)	36,942
183	MongoDB, Inc. (a)	43,913
292	Monolithic Power Systems, Inc.	134,895
1,463	nCino, Inc. (a)	36,180
512	Nova, Ltd. (a)	46,822
827	NVIDIA Corporation	229,484
468	Okta, Inc. (a)	32,072
2,214	Oracle Corporation	209,710

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Information Technology — 51.7% (b) (Continued)
1,299	PagerDuty, Inc. (a)	$39,048
773	Palo Alto Networks, Inc. (a)	141,042
138	Paycom Software, Inc. (a)	40,071
209	Paylocity Holding Corporation (a)	40,398
470	Power Integrations, Inc.	34,207
594	Procore Technologies, Inc. (a)	31,726
893	Rambus, Inc. (a)	39,596
1,059	Salesforce, Inc. (a)	210,074
2,051	Samsara, Inc. - Class A (a)	37,021
2,428	SentinelOne, Inc. - Class A (a)	39,018
333	ServiceNow, Inc. (a)	152,987
221	Silicon Laboratories, Inc. (a)	30,785
299	SiTime Corporation (a)	32,433
883	Smartsheet, Inc. - Class A (a)	36,088
1,043	Snowflake, Inc. - Class A (a)	154,447
145	SolarEdge Technologies, Inc. (a)	41,416
601	Sprout Social, Inc. - Class A (a)	29,605
408	Super Micro Computer, Inc. (a)	43,015
1,129	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	95,175
389	Teradyne, Inc.	35,547
541	Twilio, Inc. - Class A (a)	28,462
5,610	United Microelectronics Corporation - ADR	45,048
1,294	Unity Software, Inc. (a)	34,899
283	Universal Display Corporation	37,769
546	Wolfspeed, Inc. (a)	25,416
772	Workday, Inc. - Class A (a)	143,700
431	Workiva, Inc. (a)	40,264
335	Zscaler, Inc. (a)	30,184
		6,327,211
	Materials — 2.5%
572	Albemarle Corporation	106,083
3,385	Freeport-McMoRan, Inc.	128,326
28,742	Ginkgo Bioworks Holdings, Inc. (a)	35,065

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Materials — 2.5% (Continued)
1,646	Livent Corporation (a)	$35,965
		305,439
	Utilities — 0.9%
1,591	AES Corporation	37,643
1,652	Atlantica Sustainable Infrastructure plc	43,976
600	NextEra Energy Partners LP	34,506
		116,125
	TOTAL COMMON STOCKS (Cost $11,919,190)	12,227,624

	SHORT-TERM INVESTMENTS — 0.1%
13,214	Invesco Government & Agency Portfolio, Institutional Class — 4.79% (c)	13,214
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,214)	13,214
	TOTAL INVESTMENTS — 100.0% (Cost $11,932,404)	12,240,838
	Other Assets in Excess of Liabilities — 0.0% (d)	668
	NET ASSETS — 100.0%	$12,241,506

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of April 30, 2023.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
ASSETS
Investments in securities, at value*	$73,267,187	$14,180,469	$2,210,453
Foreign currency, at value*	—	48,951	—
Dividends and interest receivable	158,985	53,086	23,817
Receivable for capital shares sold	—	—	—
Receivable for securities sold	—	23,722	—
Cash	—	—	—
Total assets	73,426,172	14,306,228	2,234,270

LIABILITIES
Payable for securities purchased	—	—	—
Payable for capital shares redeemed	—	—	—
Distribution payable	236,250	72,000	9,000
Management fees payable	17,859	6,037	712
Total liabilities	254,109	78,037	9,712
NET ASSETS	$73,172,063	$14,228,191	$2,224,558

Net Assets Consist of:
Paid-in capital	$81,446,494	$16,644,625	$2,645,471
Total distributable earnings (accumulated deficit)	(8,274,431)	(2,416,434)	(420,913)
Net assets	$73,172,063	$14,228,191	$2,224,558

Net Asset Value:
Net assets	$73,172,063	$14,228,191	$2,224,558
Shares outstanding ^	2,625,000	800,000	100,000
Net asset value, offering and redemption price per share	$27.88	$17.79	$22.25
* Identified Cost:
Investments in Securities	$79,344,353	$14,715,179	$2,244,329
Foreign Currency	—	48,951	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
April 30, 2023 (Unaudited) (Continued)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	AAM Transformers ETF
ASSETS
Investments in securities, at value*	$200,543,694	$225,305,838	$12,240,838
Foreign currency, at value*	—	—	—
Dividends and interest receivable	736,710	162,633	5,751
Receivable for capital shares sold	1,566,015	4,666,820	—
Receivable for securities sold	24,646,021	—	—
Cash	—	71,823	—
Total assets	227,492,440	230,207,114	12,246,589

LIABILITIES
Payable for securities purchased	18,375,922	4,620,015	—
Payable for capital shares redeemed	12,006,115	—	—
Distribution payable	1,004,700	309,090	—
Management fees payable	76,090	104,286	5,083
Total liabilities	31,462,827	5,033,391	5,083
NET ASSETS	$196,029,613	$225,173,723	$12,241,506

Net Assets Consist of:
Paid-in capital	$225,586,488	$228,352,358	$12,311,090
Total distributable earnings (accumulated deficit)	(29,556,875)	(3,178,635)	(69,584)
Net assets	$196,029,613	$225,173,723	$12,241,506

Net Asset Value:
Net assets	$196,029,613	$225,173,723	$12,241,506
Shares outstanding ^	9,350,000	9,650,000	500,000
Net asset value, offering and redemption price per share	$20.97	$23.33	$24.48
* Identified Cost:
Investments in Securities	$207,641,984	$220,058,355	$11,932,404
Foreign Currency	—	—	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Six-Months Ended April 30, 2023 (Unaudited)

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
INCOME
Dividends^	$1,579,948	$211,973	$76,290
Interest	4,494	1,597	129
Total investment income	1,584,442	213,570	76,419

EXPENSES
Management fees	108,012	25,924	4,101
Tax expense	—	—	—
Total expenses	108,012	25,924	4,101
Net investment income (loss)	1,476,430	187,646	72,318

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(705,676)	(429,601)	(29,057)
In-kind redemptions	635,126	61,499	—
Foreign currency	—	(13,875)	(914)
Change in unrealized appreciation (depreciation) on:
Investments	(1,940,400)	1,479,112	402,702
Foreign currency	—	84	117
Net realized and unrealized gain (loss) on investments	(2,010,950)	1,097,219	372,848
Net increase (decrease) in net assets resulting from operations	$(534,520)	$1,284,865	$445,166

^	Net of foreign withholding taxes	$ 749	$ 31,035	$ 11,850

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Six-Months Ended April 30, 2023 (Unaudited) (Continued)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	AAM Transformers ETF
INCOME
Dividends^	$6,235,210	$2,432,118	$14,435
Interest	37,504	10,658	135
Total investment income	6,272,714	2,442,776	14,570

EXPENSES
Management fees	416,503	531,909	22,866
Tax expense	16,469	—	—
Total expenses	432,972	531,909	22,866
Net investment income (loss)	5,839,742	1,910,867	(8,296)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(7,579,115)	(4,079,203)	(606,967)
In-kind redemptions	724,379	1,161,676	356,450
Foreign currency	—	—	—
Change in unrealized appreciation (depreciation) on:
Investments	8,001,759	5,012,969	871,246
Foreign currency	—	—	—
Net realized and unrealized gain (loss) on investments	1,147,023	2,095,442	620,729
Net increase (decrease) in net assets resulting from operations	$6,986,765	$4,006,309	$612,433

^	Net of foreign withholding taxes	$ 1,044	$ —	$ 844

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net investment income (loss)	$1,476,430	$2,158,441
Net realized gain (loss) on investments	(70,550)	2,622,119
Change in unrealized appreciation (depreciation) on investments	(1,940,400)	(7,543,894)
Net increase (decrease) in net assets resulting from operations	(534,520)	(2,763,334)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,550,070)	(2,174,972)
Total distributions to shareholders	(1,550,070)	(2,174,972)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,186,660	31,157,055
Payments for shares redeemed	(6,498,312)	(4,250,803)
Net increase (decrease) in net assets derived from capital share transactions (a)	7,688,348	26,906,252
Net increase (decrease) in net assets	$5,603,758	$21,967,946

NET ASSETS
Beginning of period/year	$67,568,305	$45,600,359
End of period/year	$73,172,063	$67,568,305

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	475,000	1,000,000
Shares redeemed	(225,000)	(150,000)
Net increase (decrease)	250,000	850,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net investment income (loss)	$187,646	$512,443
Net realized gain (loss) on investments and foreign currency	(381,977)	(652,555)
Change in unrealized appreciation (depreciation) on investments and foreign currency	1,479,196	(1,705,884)
Net increase (decrease) in net assets resulting from operations	1,284,865	(1,845,996)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(358,982)	(526,722)
Tax return of capital to shareholders	—	(17,084)
Total distributions to shareholders	(358,982)	(543,806)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,177,013	806,693
Transaction fees (Note 7)	15,874	72
Payments for shares redeemed	(2,603,925)	(428,448)
Net increase (decrease) in net assets derived from capital share transactions (a)	7,588,962	378,317
Net increase (decrease) in net assets	$8,514,845	$(2,011,485)

NET ASSETS
Beginning of period/year	$5,713,346	$7,724,831
End of period/year	$14,228,191	$5,713,346

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	575,000	50,000
Shares redeemed	(150,000)	(25,000)
Net increase (decrease)	425,000	25,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net investment income (loss)	$72,318	$114,461
Net realized gain (loss) on investments and foreign currency	(29,971)	(75,512)
Change in unrealized appreciation (depreciation) on investments and foreign currency	402,819	(487,976)
Net increase (decrease) in net assets resulting from operations	445,166	(449,027)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(54,544)	(116,160)
Total distributions to shareholders	(54,544)	(116,160)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	—
Payments for shares redeemed	—	—
Net increase (decrease) in net assets derived from capital share transactions (a)	—	—
Net increase (decrease) in net assets	$390,622	$(565,187)

NET ASSETS
Beginning of period/year	$1,833,936	$2,399,123
End of period/year	$2,224,558	$1,833,936

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net investment income (loss)	$5,839,742	$7,479,608
Net realized gain (loss) on investments	(6,854,736)	(14,610,582)
Change in unrealized appreciation (depreciation) on investments	8,001,759	(15,422,799)
Net increase (decrease) in net assets resulting from operations	6,986,765	(22,553,773)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(5,946,162)	(7,310,796)
Total distributions to shareholders	(5,946,162)	(7,310,796)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	53,356,950	101,584,732
Payments for shares redeemed	(15,731,998)	(9,588,535)
Net increase (decrease) in net assets derived from capital share transactions (a)	37,624,952	91,996,197
Net increase (decrease) in net assets	$38,665,555	$62,131,628

NET ASSETS
Beginning of period/year	$157,364,058	$95,232,430
End of period/year	$196,029,613	$157,364,058

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	2,500,000	4,225,000
Shares redeemed	(750,000)	(400,000)
Net increase (decrease)	1,750,000	3,825,000

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net investment income (loss)	$1,910,867	$1,414,981
Net realized gain (loss) on investments	(2,917,527)	(4,100,513)
Change in unrealized appreciation (depreciation) on investments	5,012,969	270,223
Net increase (decrease) in net assets resulting from operations	4,006,309	(2,415,309)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,778,536)	(1,410,389)
Total distributions to shareholders	(1,778,536)	(1,410,389)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	87,515,356	159,020,886
Payments for shares redeemed	(6,059,634)	(20,444,657)
Net increase (decrease) in net assets derived from capital share transactions (a)	81,455,722	138,576,229
Net increase (decrease) in net assets	$83,683,495	$134,750,531

NET ASSETS
Beginning of period/year	$141,490,228	$6,739,697
End of period/year	$225,173,723	$141,490,228

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	3,760,000	6,730,000
Shares redeemed	(260,000)	(850,000)
Net increase (decrease)	3,500,000	5,880,000

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*
OPERATIONS
Net investment income (loss)	$(8,296)	$(4,898)
Net realized gain (loss) on investments	(250,517)	(25,004)
Change in unrealized appreciation (depreciation) on investments	871,246	(562,812)
Net increase (decrease) in net assets resulting from operations	612,433	(592,714)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,631,020	6,380,855
Transaction fees (Note 7)	2	—
Payments for shares redeemed	(2,378,700)	(2,411,390)
Net increase (decrease) in net assets derived from capital share transactions (a)	8,252,322	3,969,465
Net increase (decrease) in net assets	$8,864,755	$3,376,751

NET ASSETS
Beginning of period	$3,376,751	$—
End of period	$12,241,506	$3,376,751

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	450,000	250,000
Shares redeemed	(100,000)	(100,000)
Net increase (decrease)	350,000	150,000

*	Fund commenced operations on July 11, 2022. The information presented is for the period from July 11, 2022 to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2023		Year Ended October 31,				Period Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018(1)
Net asset value, beginning of period/year	$28.45		$29.90	$21.14	$26.54	$25.83	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.57		1.07	0.91	0.95	0.97	0.75
Net realized and unrealized gain (loss) on investments (3)	(0.54)		(1.44)	8.79	(5.28)	0.64	0.76
Total from investment operations	0.03		(0.37)	9.70	(4.33)	1.61	1.51

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.60)		(1.08)	(0.94)	(1.07)	(0.90)	(0.68)
Total distributions to shareholders	(0.60)		(1.08)	(0.94)	(1.07)	(0.90)	(0.68)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—		—	—	—	—	0.00	(4)
Net asset value, end of period/year	$27.88		$28.45	$29.90	$21.14	$26.54	$25.83

Total return	0.03	%(5)	-1.37%	46.23%	-16.47%	6.44%	5.98	%(5)

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year (Continued)

	Six-Months Ended April 30, 2023		Year Ended October 31,				Period Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018(1)
SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$73,172		$67,568	$45,600	$23,788	$37,150	$19,370

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29	%(6)	0.29%	0.29%	0.29%	0.29%	0.29	%(6)
Net investment income (loss) to average net assets	3.96	%(6)	3.57%	3.19%	4.06%	3.78%	3.05	%(6)
Portfolio turnover rate (7)	31	%(5)	68%	69%	84%	42%	38	%(5)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2023		Year Ended October 31,					Period Ended October 31,
	(Unaudited)		2022		2021	2020	2019	2018(1)
Net asset value, beginning of period/year	$15.24		$22.07		$17.49	$21.39	$21.75	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.31		1.47		1.32	0.93	1.01	1.13
Net realized and unrealized gain (loss) on investments (3)	2.78		(6.74	)(4)	4.36	(3.57)	(0.51)	(3.55)
Total from investment operations	3.09		(5.27)		5.68	(2.64)	0.50	(2.42)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.57)		(1.51)		(1.13)	(1.26)	(0.87)	(0.93)
Tax return of capital to shareholders	—		(0.05)		—	—	—	—
Total distributions to shareholders	(0.57)		(1.56)		(1.13)	(1.26)	(0.87)	(0.93)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.03		0.00	(5)	0.03	—	0.01	0.10
Net asset value, end of period/year	$17.79		$15.24		$22.07	$17.49	$21.39	$21.75

Total return	20.60	%(7)	-25.14	%(6)	32.74%	-12.83%	2.40%	-9.65	%(7)

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year (Continued)

	Six-Months Ended April 30, 2023		Year Ended October 31,				Period Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018(1)
SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$14,228		$5,713	$7,725	$5,686	$3,209	$2,175

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49	%(8)	0.49%	0.49%	0.49%	0.49%	0.49	%(8)
Net investment income (loss) to average net assets	3.55	%(8)	7.46%	5.89%	4.99%	4.61%	4.95	%(8)
Portfolio turnover rate (9)	77	%(7)	123%	139%	121%	124%	104	%(7)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Includes $0.14 gain per share derived from payment from Sub-Adviser.
(5)	Less than $0.005.
(6)

The Fund had a trade error during the year resulting in a loss to the Fund of $47,299, which was subsequently reimbursed to the Fund by the Sub-Adviser. The total return for the year would have been -25.80% before the reimbursement.

(7)	Not annualized.
(8)	Annualized.
(9)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
	(Unaudited)		2022	2021	2020	2019(1)
Net asset value, beginning of period/year	$18.34		$23.99	$18.49	$25.35	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.72		1.14	0.99	0.64	1.07
Net realized and unrealized gain (loss) on investments (3)	3.74		(5.63)	5.53	(6.18)	0.29
Total from investment operations	4.46		(4.49)	6.52	(5.54)	1.36

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.55)		(1.16)	(1.02)	(1.32)	(0.84)
Total distributions to shareholders	(0.55)		(1.16)	(1.02)	(1.32)	(0.84)

Net asset value, end of period/year	$22.25		$18.34	$23.99	$18.49	$25.35

Total return	24.44	%(4)	-19.34%	35.49%	-22.83%	5.64	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$2,225		$1,834	$2,399	$1,849	$2,535

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39	%(5)	0.39%	0.39%	0.39%	0.39	%(5)
Net investment income (loss) to average net assets	6.88	%(5)	5.22%	4.14%	3.03%	4.65	%(5)
Portfolio turnover rate (6)	48	%(4)	100%	96%	106%	87	%(4)

(1)	Commencement of operations on November 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2023		Year Ended October 31,		Period Ended October 31,
	(Unaudited)		2022	2021	2020(1)
Net asset value, beginning of period/year	$20.71		$25.23	$24.07	$24.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.67		1.18	1.05	1.17
Net realized and unrealized gain (loss) on investments (3)	0.26		(4.56)	1.35	(0.98)
Total from investment operations	0.93		(3.38)	2.40	0.19

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.67)		(1.14)	(1.24)	(1.10)
Total distributions to shareholders	(0.67)		(1.14)	(1.24)	(1.10)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—		—	0.00 (4)	0.01
Net asset value, end of period/year	$20.97		$20.71	$25.23	$24.07

Total return	4.47	%(5)	-13.72%	10.08%	0.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$196,030		$157,364	$95,232	$3,611

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.47	%(6)	0.45%	0.45%	0.45	%(6)
Net investment income (loss) to average net assets	6.31	%(6)	5.74%	4.33%	5.15	%(6)
Portfolio turnover rate (7)	60	%(5)	154%	199%	202	%(5)

(1)	Commencement of operations on November 19, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022	Period Ended October 31, 2021(1)
Net asset value, beginning of period/year	$23.01		$24.96	$25.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.25		0.48	0.08
Net realized and unrealized gain (loss) on investments (3)	0.30		(2.01)	(0.15)
Total from investment operations	0.55		(1.53)	(0.07)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.23)		(0.42)	(0.07)
Total distributions to shareholders	(0.23)		(0.42)	(0.07)

Net asset value, end of period/year	$23.33		$23.01	$24.96

Total return	2.43	%(4)	-6.16%	-0.27	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$225,174		$141,490	$6,740

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(5)	0.60%	0.60	%(5)
Net investment income (loss) to average net assets	2.16	%(5)	2.08%	1.70	%(5)
Portfolio turnover rate (6)	9	%(4)	31%	5	%(4)

(1)	Commencement of operations on August 25, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Financial Highlights
For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2023 (Unaudited)		Period Ended October 31, 2022(1)
Net asset value, beginning of period/year	$22.51		$24.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.02)		(0.03)
Net realized and unrealized gain (loss) on investments (3)	1.99		(1.46)
Total from investment operations	1.97		(1.49)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00	(6)	—
Net asset value, end of period	$24.48		$22.51

Total return	8.76	%(4)	-6.20	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$12,242		$3,377

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49	%(5)	0.49	%(5)
Net investment income (loss) to average net assets	-0.18	%(5)	-0.34	%(5)
Portfolio turnover rate (7)	45	%(4)	27	%(4)

(1)	Commencement of operations on July 11, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Less than $0.005.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Notes to Financial Statements
April 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF, AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF and AAM Transformers ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Emerging Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Emerging Markets Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Developed Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Developed Ex-US Dividend and Free Cash Flow Yield Index. The investment objective of the AAM Low Duration Preferred and Income Securities ETF is to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred and Hybrid Securities Index. The investment objective of the AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF is to seek current and growing dividend income, downside protection, and long-term capital appreciation. The investment objective of the AAM Transformers ETF is to track the total return performance, before fees and expenses, of the Pence Transformers Index. The Funds commenced operations on the following dates:

AAM S&P 500 High Dividend Value ETF	November 28, 2017
AAM S&P Emerging Markets High Dividend Value ETF	November 28, 2017
AAM S&P Developed Markets High Dividend Value ETF	November 27, 2018
AAM Low Duration Preferred and Income Securities ETF	November 19, 2019
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	August 25, 2021
AAM Transformers ETF	July 11, 2022

The end of the reporting period for the Funds is April 30, 2023. The period covered by these Notes to Financial Statements is the fiscal period from November 1, 2022 to April 30, 2023 (the “current fiscal period”).

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

AAM S&P 500 High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$72,944,650	$—	$—	$72,944,650
Short-Term Investments	322,537	—	—	322,537
Total Investments in Securities	$73,267,187	$—	$—	$73,267,187

^	See Schedule of Investments for breakout of investments by sector classification.

AAM S&P Emerging Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,286,699	$—	$0	$13,286,699
Preferred Stocks	843,248	—	—	843,248
Short-Term Investments	50,522	—	—	50,522
Total Investments in Securities	$14,180,469	$—	$0	$14,180,469

^	See Schedule of Investments for breakout of investments by country.

AAM S&P Developed Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,111,690	$—	$—	$2,111,690
Preferred Stocks	85,091	—	—	85,091
Short-Term Investments	13,672	—	—	13,672
Total Investments in Securities	$2,210,453	$—	$—	$2,210,453

^	See Schedule of Investments for breakout of investments by country.

AAM Low Duration Preferred and Income Securities ETF

Assets^	Level 1	Level 2	Level 3	Total
Preferred Stocks	$195,312,516	$—	$292,123	$195,604,639
Short-Term Investments	4,939,055	—	—	4,939,055
Total Investments in Securities	$200,251,571	$—	$292,123	$200,543,694

^	See Schedule of Investments for breakout of investments by sector classification.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$224,639,549	$—	$—	$224,639,549
Short-Term Investments	—	666,289	—	666,289
Total Investments in Securities	$224,639,549	$666,289	$—	$225,305,838

^	See Schedule of Investments for breakout of investments by sector classification.

AAM Transformers ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$12,227,624	$—	$—	$12,227,624
Short-Term Investments	13,214	—	—	13,214
Total Investments in Securities	$12,240,838	$—	$—	$12,240,838

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period AAM S&P 500 High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF and AAM Transformers ETF did not recognize any transfers to or from Level 3. Transfers are recognized at the end of the current fiscal period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in AAM S&P Emerging Markets High Dividend Value ETF:

Common Stocks
Balance as of 10/31/2022	$0
Net Realized Gain (Loss)	(274,953)
Change in Net Unrealized Appreciation (Depreciation)	304,888
Purchases	—
Sales	(29,935)
Transfers Into Level 3	—
Transfers Out of Level 3	—
Balance as of 4/30/2023	$0

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements in AAM Emerging Markets High Dividend Value ETF:

Common Stocks
Fair Value as of 4/30/2023	$0
Valuation Techniques	Market comparable companies
Unobservable Input	Discount for lack of marketability
Impact to valuation from an increase to input*	Decrease

*	The table presents information for three securities. China Evergrande Group, Shimao Group Holdings, Ltd., and X5 Retail Group NV have been valued at $0 throughout the current fiscal period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in AAM Low Duration Preferred and Income Securities ETF:

Preferred Stocks
Balance as of 10/31/2022	$0
Net Realized Gain (Loss)	(174,466)
Change in Net Unrealized Appreciation (Depreciation)	174,466
Purchases	—
Sales	0
Transfers Into Level 3	292,123
Transfers Out of Level 3	—
Balance as of 4/30/2023	$292,123

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements in AAM Low Duration Preferred and Income Securities ETF:

Preferred Stocks
Fair Value as of 4/30/2023	$292,123
Valuation Techniques	Market comparable companies
Unobservable Input	Discount for lack of marketability
Impact to valuation from an increase to input*	Decrease

*	Cowen, Inc. has been valued between $24.98 and $25.65 per share throughout the current fiscal period.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of April 30, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign capital gain taxes, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

E.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds on a monthly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

G.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

The permanent differences primarily relate to redemptions in-kind, distribution in-excess, net operating losses, and trust preferred adjustments. For the year/period ended October 31, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
AAM S&P 500 High Dividend Value ETF	$(320,661)	$320,661
AAM S&P Emerging Markets High Dividend Value ETF	22,644	(22,644)
AAM S&P Developed Markets High Dividend Value ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	(423,049)	423,049
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	(1,511,187)	1,511,187
AAM Transformers ETF	(89,303)	89,303

During the fiscal year ended October 31, 2022, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

AAM S&P 500 High Dividend Value ETF	$333,684
AAM S&P Emerging Markets High Dividend Value ETF	(22,674)
AAM S&P Developed Markets High Dividend Value ETF	—
AAM Low Duration Preferred and Income Securities ETF	(171,615)
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	1,511,187
AAM Transformers ETF	94,201

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Vident Investment Advisory, LLC serves as the sub-adviser for AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF and AAM Transformers ETF. Bahl & Gaynor, Inc. serves as the sub-adviser for AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below. The Adviser is responsible for paying the Sub-Advisers.

AAM S&P 500 High Dividend Value ETF	0.29%
AAM S&P Emerging Markets High Dividend Value ETF	0.49%
AAM S&P Developed Markets High Dividend Value ETF	0.39%
AAM Low Duration Preferred and Income Securities ETF	0.45%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.60%
AAM Transformers ETF	0.49%

Pursuant to a membership interest purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC, is expected to acquire Vident Advisory, LLC (the “Transaction”). Prior to the close of the Transaction, Vident Investment Advisory, LLC will be wound up and all assets and liabilities will be transferred to Vident Advisory, LLC. MM VAM, LLC is an entity controlled by Casey Crawford. As of the closing date, Mr. Crawford will effectively control Vident Advisory, LLC. The Transaction is expected to be completed in the third quarter of 2023. Upon the close of the Transaction, pursuant to the 1940 Act, the current Sub-Advisory Agreement

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

among Vident Investment Advisory, LLC, the Trust and the Adviser will automatically terminate. At a meeting of the Board, held on April 20, 2023, the Board approved a new Sub-Advisory Agreement among the Trust, the Adviser, and Vident Advisory, LLC that is identical in all material respects to the current Sub-Advisory Agreement except for the effective and termination dates.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountants. Fund Services also serves as the transfer agent and fund accountants to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$23,113,408	$23,091,254
AAM S&P Emerging Markets High Dividend Value ETF	13,019,606	7,906,488
AAM S&P Developed Markets High Dividend Value ETF	994,814	993,077
AAM Low Duration Preferred and Income Securities ETF	112,484,039	111,220,489
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	15,678,918	16,067,277
AAM Transformers ETF	4,211,968	4,210,012

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	In-kind Purchases	In-kind Sales
AAM S&P 500 High Dividend Value ETF	$14,121,756	$6,463,775
AAM S&P Emerging Markets High Dividend Value ETF	3,631,385	1,399,917
AAM S&P Developed Markets High Dividend Value ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	51,753,511	15,440,762
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	86,491,213	4,613,605
AAM Transformers ETF	10,614,683	2,384,418

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2022 were as follows:

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
Tax cost of investments	$72,258,882	$7,787,838	$2,283,944
Gross tax unrealized appreciation	$4,535,734	$264,157	$42,159
Gross tax unrealized depreciation	(9,122,092)	(2,328,542)	(492,381)
Net tax unrealized appreciation (depreciation)	(4,586,358)	(2,064,385)	(450,222)
Undistributed ordinary income	—	—	473
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(1,603,483)	(1,277,932)	(361,786)
Distributable earnings (accumulated deficit)	$(6,189,841)	$(3,342,317)	$(811,535)

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	AAM Transformers ETF
Tax cost of investments	$178,372,350	$143,279,270	$3,957,112
Gross tax unrealized appreciation	$255,847	$7,378,512	$77,895
Gross tax unrealized depreciation	(20,491,957)	(9,353,711)	(655,231)
Net tax unrealized appreciation (depreciation)	(20,236,110)	(1,975,199)	(577,336)
Undistributed ordinary income	260,614	4,639	—
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(10,621,982)	(3,435,848)	(104,681)
Distributable earnings (accumulated deficit)	$(30,597,478)	$(5,406,408)	$(682,017)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales and partnerships.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2022, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of October 31, 2022, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
AAM S&P 500 High Dividend Value ETF	$162,640	$1,440,843
AAM S&P Emerging Markets High Dividend Value ETF	721,833	556,099
AAM S&P Developed Markets High Dividend Value ETF	255,089	106,697
AAM Low Duration Preferred and Income Securities ETF	10,352,067	269,915
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	3,134,509	301,339
AAM Transformers ETF	104,681	—

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

During the year/period ended October 31, 2022, the Funds utilized the following capital loss carryforward that was available as of October 31, 2021:

	Short-Term	Long- Term
AAM S&P 500 High Dividend Value ETF	$66,202	1,953,795
AAM S&P Emerging Markets High Dividend Value ETF	—	—
AAM S&P Developed Markets High Dividend Value ETF	—	48,972
AAM Low Duration Preferred and Income Securities ETF	—	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	—	—
AAM Transformers ETF	N/A	N/A

The tax character of distributions declared by the Funds during the year/period ended October 31, 2022 and October 31, 2021, were as follows:

	Year/Period Ended October 31, 2022
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
AAM S&P 500 High Dividend Value ETF	$2,174,972	$—	$—
AAM S&P Emerging Markets High Dividend Value ETF	526,722	—	17,084
AAM S&P Developed Markets High Dividend Value ETF	116,160	—	—
AAM Low Duration Preferred and Income Securities ETF	7,310,796	—	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	1,410,389	—	—
AAM Transformers ETF	—	—	—

	Year/Period Ended October 31, 2021
Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$1,144,279	$—
AAM S&P Emerging Markets High Dividend Value ETF	340,332	—
AAM S&P Developed Markets High Dividend Value ETF	102,252	—
AAM Low Duration Preferred and Income Securities ETF	1,403,869	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	16,600	—
AAM Transformers ETF	N/A	N/A

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF and AAM Transformers ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares and AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The following is the standard fixed transaction fee for each Fund:

AAM S&P 500 High Dividend Value ETF	$300
AAM S&P Emerging Markets High Dividend Value ETF	1,000
AAM S&P Developed Markets High Dividend Value ETF	500
AAM Low Duration Preferred and Income Securities ETF	500
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	300
AAM Transformers ETF	300

The transaction fee is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – RISKS

Concentration Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Russia/Ukraine Conflict. On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

AAM ETFs

Expense Example
For the Six-Months Ended April 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

AAM ETFs

Expense Example
For the Six-Months Ended April 30, 2023 (Unaudited) (Continued)

AAM S&P 500 High Dividend Value ETF

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 1,000.30	$1.44
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.36	$1.45

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

AAM S&P Emerging Markets High Dividend Value ETF

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 1,206.00	$2.68
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.36	$2.46

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

AAM S&P Developed Markets High Dividend Value ETF

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 1,244.40	$2.17
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.86	$1.96

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

AAM ETFs

Expense Example
For the Six-Months Ended April 30, 2023 (Unaudited) (Continued)

AAM Low Duration Preferred and Income Securities ETF

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period(4)
Actual	$1,000.00	$ 1,044.70	$2.38
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.46	$2.36

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.47%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period(5)
Actual	$1,000.00	$ 1,024.30	$3.01
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.82	$3.01

(5)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

AAM Transformers ETF

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period(6)
Actual	$1,000.00	$ 1,087.60	$2.54
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.36	$2.46

(6)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

AAM ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AAM ETFs

Approval of Sub-Advisory Agreement & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 5-6, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) among Advisors Asset Management, Inc. (“AAM” or the “Adviser”), the Trust, on behalf of AAM Low Duration Preferred and Income Securities ETF, AAM S&P 500 High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, and AAM Transformers ETF (each, a “Fund” and, collectively, the “Funds”), and Vident Advisory, LLC (“VA” or the “Sub-Adviser”), that is identical in all material respects, except for its effective date, termination date and the named entity performing sub-advisory services, to the current investment sub-advisory agreement among the Adviser, the Trust, on behalf of the Funds, and Vident Investment Advisory, LLC, and affiliate of VA (“VIA”) (the “Current Sub-Advisory Agreement”).

The Board noted that, pursuant to a purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC (“VA Holdings”), was expected to acquire a majority interest in VA (the “Transaction”), which in turn may be considered to result in a change in control of VIA, constitute an “assignment” under the 1940 Act, and result in the automatic termination of the Current Sub-Advisory Agreement. The Board further noted that, on the proposed Closing Date of June 30, 2023, VIA will seek to move all of its current personnel and clients to VA and wind down VIA’s operations. As a result, VIA would no longer serve as sub-adviser to the Funds, and VA would serve as the successor entity to VIA. The Board then considered the qualifications of VA, as it would be reconstituted following the Transaction, to sub-advise the Funds as of the Closing Date, noting that the Board had previously reviewed due diligence questionnaires, oral presentations, and other relevant information about the Funds provided by AAM and VIA at the quarterly Board meeting held on October 7, 2022, and by AAM at a special meeting of the Board held on January 24, 2023.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from VA and VIA regarding, among other things: (i) the nature, extent, and quality of the services provided by VIA and services to be provided by VA; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by VIA or its affiliates from services rendered to the Funds as well as the estimated costs of the services to be provided by VA and the profits expected to be realized by VA from providing such services under the Sub-Advisory Agreement; (iv) comparative fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”);

AAM ETFs

APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONs
(Unaudited) (Continued)

(v) the extent to which any economies of scale realized by VA in connection with its services to the Funds will be shared with Fund shareholders; (vi) any other financial benefits to VA and its affiliates resulting from services to be rendered to the Funds; and (vii) other factors the Board deemed to be relevant.

The Board also considered that VIA, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement between AAM and VA, the successor entity to VIA, should be approved. The Board also noted that VA provides investment advisory services to other series of the Trust and, over the course of the year, VA provided written and oral updates to the Board with respect to its advisory services to those Funds. In addition, the Board took into consideration performance and due diligence information related to VIA, including the Barrington Report, that was provided to the Board in advance of its annual review of the Funds’ Current Sub-Advisory Agreement at its October 7, 2022, quarterly meeting. Additionally, representatives from VA provided an oral overview of the Funds’ strategies, the services to be provided to each Fund by VA, and additional information about VA’s personnel and business operations. Among other things, representatives from VA provided an overview of the Transaction and the effect it would have on the management of the Funds. In particular, VA confirmed that the Transaction would not result in changes to the Funds’ fees and expenses, the nature, extent and quality of services provided to the Funds, including their day-to-day management, or the personnel providing these services, noting the firm’s intention to move all VIA personnel to VA upon the Closing Date.

The Board then discussed the Materials and VA’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, including AAM’s and VIA’s 15(c) presentation at the October 7, 2022, quarterly Board meeting, and deliberated on the approval of the Sub-Advisory Agreement in light of this information.

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services to be provided under the Sub-Advisory Agreement, noting that VA’s affiliate, VIA, currently provides investment management services to the Funds and VA would provide these same services upon the closing of the Transaction. The Trustees also considered that the services to be provided under the Sub-Advisory Agreement were identical in all material respects to those services provided under the Current Sub-Advisory Agreement. In considering the nature, extent, and quality of the services to be provided by VA, the Board considered the quality of VA’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the compliance programs of VIA, with respect to the Funds, and VA, with

AAM ETFs

APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONs
(Unaudited) (Continued)

respect to other series of the Trust. The Board also considered its previous experience with VIA providing investment management services to the Funds and VA providing investment management services to other series of the Trust. The Board noted that it had received a copy of VA’s registration form and financial statements, as well as VA’s response to a detailed series of questions that included, among other things, information about VA’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information. The Board also considered VA’s statements that the scope and quality of services provided to the Funds by VA would not diminish from the scope and quality of services provided by VIA.

The Board noted the responsibilities that VA will have as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Funds’ shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered VA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services. The Board also took into consideration the business, litigation, and regulatory risks to which VA will be subject as sub-adviser to the Funds.

Historical Performance. The Trustees next considered each Fund’s performance, noting that each Fund is passively managed and the portfolio managers attempt to track the total return performance, before fees and expenses, of a Fund’s underlying index. The Board noted that it had recently undertaken a comprehensive review of such matters at the quarterly Board meeting held on October 7, 2022. The Board observed that information regarding each Fund’s past investment performance, for periods ended June 30, 2022, had been included in the written materials previously provided to the Board, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in each Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.

AAM ETFs

APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONs
(Unaudited) (Continued)

In addition, the Board noted that, for each applicable period ended December 31, 2022, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.

AAM S&P 500 High Dividend Value ETF: The Board noted that the Fund outperformed its broad-based benchmark, the S&P 500 Index, for the one-year period ended June 30, 2022, but the Fund underperformed the same benchmark for the three-year and since inception periods. The benchmark index provides an indication of the performance of U.S. large-cap companies. The Board also noted that, for the one-year and since inception periods ended June 30, 2022, the Fund outperformed the median return of its Category Peer Group (US Fund Large Value) but underperformed its Peer Group, and, for the three-year period, the Fund underperformed both its Category Peer Group and Peer Group. The Board also considered that the Fund performed within the range of returns for the Selected Peer Group for the three-year period but underperformed each of the funds from the Selected Peer Group over the one-year period. The funds included by the Adviser in the Selected Peer Group include domestic, large market capitalization dividend funds.

AAM S&P Emerging Markets High Dividend Value ETF: The Board noted that the Fund outperformed its broad-based benchmark, the S&P Emerging Plus LargeMidCap Index, for the one-year period ended June 30, 2022, but the Fund underperformed the same benchmark for the three-year and since inception periods. The benchmark index is designed to measure the performance of large- and mid-cap securities in emerging markets, including South Korea. The Board also noted that, for the one-year period ended June 30, 2022, the Fund outperformed the median return of its Peer Group and Category Peer Group (US Fund Diversified Emerging Markets), and, for the three-year and since inception periods, the Fund performed in line with the median return of its Peer Group and Category Peer Group. The Board also considered that the Fund generally performed within the range of the Selected Peer Group for the one- and three-year periods ended June 30, 2022. The funds included by the Adviser in the Selected Peer Group include emerging market dividend funds with management fees under 65 basis points.

AAM S&P Developed Markets High Dividend Value ETF: The Board noted that the Fund outperformed its broad-based benchmark, the S&P Developed BMI Ex-U.S. & Korea LargeMidCap Index, for the one-year period ended June 30, 2022, but the Fund underperformed the same benchmark for the three-year and since inception periods. The benchmark index is designed to measure the performance of large- and mid-cap securities in developed markets, excluding the U.S. and Korea. The Board also noted that, for the one-year period ended June 30, 2022, the Fund performed in line

AAM ETFs

APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONs
(Unaudited) (Continued)

with the median return of its Peer Group and Category Peer Group (US Fund Foreign Large Value), but the Fund underperformed its Peer Group and Category Peer Group for the three-year and since inception periods. The Board also considered that the Fund generally performed within the range of the Selected Peer Group for the one-year period but underperformed each of the funds from the Selected Peer Group over the three-year period ended June 30, 2022. The funds included by the Adviser in the Selected Peer Group include passively managed, international dividend funds.

AAM Low Duration Preferred and Income Securities ETF: The Board noted that the Fund outperformed its broad-based benchmark, the ICE Exchange-Listed Preferred & Hybrid Securities Index, for the one-year period ended June 30, 2022, but the Fund underperformed the same benchmark for the since inception period. The benchmark index measures the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities, hybrid securities and convertible preferred securities. The Board also noted that, for the one-year and since inception periods ended June 30, 2022, the Fund outperformed the median return of its Peer Group and Category Peer Group (US Fund Preferred Stock). The Board also considered that the Fund outperformed each of the funds in the Selected Peer Group for the one-year period ended June 30, 2022. The funds included by the Adviser in the Selected Peer Group include ETFs that invest in preferred securities. The Board further considered that the Fund commenced operations on November 19, 2019, and thus had been operating for less than three years as of June 30, 2022, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

AAM Transformers ETF: The Board noted that the Fund commenced operations on July 11, 2022, and thus had not commenced operations prior to June 30, 2022. In addition, because the Fund did not have performance returns as of June 30, 2022, the Board did not evaluate the Fund’s returns relative to those of the Fund’s Peer Group, Category Peer Group or Selected Peer Group, but the Board did consider the overall performance of the Selected Peer Group over the last five years. The funds included by the Adviser in the Selected Peer Group include passively managed ETFs that provide exposure to companies driving innovation and transforming the global economy through the use of emerging technologies, automation and artificial intelligence.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees to be paid by the Adviser to VA for its services to the Funds. The Board considered that the fees to be paid to VA are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and VA. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to

AAM ETFs

APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONs
(Unaudited) (Continued)

each firm given the work performed, and the responsibilities and obligations assumed, by each firm and noted that the fees were generally lower than or in line with those charged by VA in connection with other ETFs managed by VA.

The Board then considered VA’s financial resources and information regarding VA’s ability to support its management of the Funds, noting that VA had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received, and expected to be received, by VA from its relationship with the Funds, taking into account an analysis of VA’s expected profitability with respect to each Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that VA might realize economies of scale in managing the Funds as assets grow in size, noting that each Fund’s sub-advisory fee rate decreases when Fund assets under management rise above specified levels. As a result, any benefits from the existing sub-advisory fee schedule would accrue to the Adviser due to its unified fee. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, determined that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

AAM ETFs

Results of Shareholder Meeting
(Unaudited)

A Special Meeting of Shareholders of the Funds was held on January 19, 2023 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Funds at the close of business on October 21, 2022. At the Special Meeting, shareholders were asked to approve the following proposal, and the tabulation of the shareholder votes rendered the following results:

Proposal	Votes For	Votes Against	Abstained
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
For shareholders of each Fund, separately, to approve a new investment advisory agreement between the Trust, on behalf of such Fund, and Advisors Asset Management, Inc. (“AAM” or the “Adviser”) (the “New Advisory Agreement”). No increase in shareholder fees or expenses is being proposed.	4,944,606.449	1.000	714.000
For shareholders of SMIG, to approve a new investment sub advisory agreement among the Adviser, Bahl & Gaynor, Inc. (“Bahl & Gaynor”), and the Trust, on behalf of SMIG. (the “New Bahl & Gaynor Sub-Advisory Agreement”). No increase in shareholder fees or expenses is being proposed.	4,944,605.429	2.020	714.000
AAM Transformers ETF
For shareholders of each Fund, separately, to approve a new investment advisory agreement between the Trust, on behalf of such Fund, and Advisors Asset Management, Inc. (“AAM” or the “Adviser”) (the “New Advisory Agreement”). No increase in shareholder fees or expenses is being proposed.	104,167.000	720.000	741.000
For shareholders of each of SPDV, EEMD, DMDV, PFLD, and TRFM, separately, to approve a new investment sub-advisory agreement among the Adviser, Vident Investment Advisory, LLC (“VIA”), and the Trust, on behalf of SPDV, EEMD, DMDV, PFLD, and TRFM, respectively (the “New VIA Sub-Advisory Agreement”). No increase in shareholder fees or expenses is being proposed.	104,133.000	720.000	775.000

AAM ETFs

Results of Shareholder Meeting
(Unaudited) (Continued)

A Special Meeting of Shareholders of the Funds was held on April 28, 2023 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Funds at the close of business on October 21, 2022 (the original record date of the Special Meeting) and March 7, 2023 (the new record date of the Special Meeting). At the Special Meeting, shareholders were asked to approve the following proposal, and the tabulation of the shareholder votes rendered the following results:

Proposal	Votes For	Votes Against	Abstained
AAM S&P 500 High Dividend Value ETF
For shareholders of each Fund, separately, to approve a new investment advisory agreement between the Trust, on behalf of such Fund, and Advisors Asset Management, Inc. (“AAM” or the “Adviser”) (the “New Advisory Agreement”). No increase in shareholder fees or expenses is being proposed.	985,574.000	27,939.000	350,946.000
For shareholders of each Fund, separately, to approve a new investment sub-advisory agreement among the Adviser, Vident Investment Advisory, LLC (“VIA”), and the Trust, on behalf of such Fund (the “New VIA Sub-Advisory Agreement”). No increase in shareholder fees or expenses is being proposed.	974,386.000	31,524.000	358,549.000
AAM S&P Emerging Markets High Dividend Value ETF
For shareholders of each Fund, separately, to approve a new investment advisory agreement between the Trust, on behalf of such Fund, and Advisors Asset Management, Inc. (“AAM” or the “Adviser”) (the “New Advisory Agreement”). No increase in shareholder fees or expenses is being proposed.	590,986.000	2,080.000	21,035.000
For shareholders of each Fund, separately, to approve a new investment sub-advisory agreement among the Adviser, Vident Investment Advisory, LLC (“VIA”), and the Trust, on behalf of such Fund (the “New VIA Sub-Advisory Agreement”). No increase in shareholder fees or expenses is being proposed.	591,759.000	1,296.000	21,046.000

AAM ETFs

Results of Shareholder Meeting
(Unaudited) (Continued)

Proposal	Votes For	Votes Against	Abstained
AAM S&P Developed Markets High Dividend Value ETF
For shareholders of each Fund, separately, to approve a new investment advisory agreement between the Trust, on behalf of such Fund, and Advisors Asset Management, Inc. (“AAM” or the “Adviser”) (the “New Advisory Agreement”). No increase in shareholder fees or expenses is being proposed.	48,774.000	302.000	8,758.000
For shareholders of each Fund, separately, to approve a new investment sub-advisory agreement among the Adviser, Vident Investment Advisory, LLC (“VIA”), and the Trust, on behalf of such Fund (the “New VIA Sub-Advisory Agreement”). No increase in shareholder fees or expenses is being proposed.	48,866.000	210.000	8,758.000
AAM Low Duration Preferred and Income Securities ETF
For shareholders of each Fund, separately, to approve a new investment advisory agreement between the Trust, on behalf of such Fund, and Advisors Asset Management, Inc. (“AAM” or the “Adviser”) (the “New Advisory Agreement”). No increase in shareholder fees or expenses is being proposed.	4,360,852.000	49,836.000	561,194.000
For shareholders of each Fund, separately, to approve a new investment sub-advisory agreement among the Adviser, Vident Investment Advisory, LLC (“VIA”), and the Trust, on behalf of such Fund (the “New VIA Sub-Advisory Agreement”). No increase in shareholder fees or expenses is being proposed.	4,355,361.000	49,392.000	567,127.000

AAM ETFs

Federal Tax Information
(Unaudited)

For the fiscal period ended October 31, 2022, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM S&P 500 High Dividend Value ETF	97.80%
AAM S&P Emerging Markets High Dividend Value ETF	55.17%
AAM S&P Developed Markets High Dividend Value ETF	91.10%
AAM Low Duration Preferred and Income Securities ETF	68.44%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%
AAM Transformers ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2022 was as follows:

AAM S&P 500 High Dividend Value ETF	90.79%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	66.39%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%
AAM Transformers ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM S&P 500 High Dividend Value ETF	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	0.00%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.00%
AAM Transformers ETF	0.00%

AAM ETFs

Federal Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
AAM S&P 500 High Dividend Value ETF	$—	$—	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	58,175	0.15513	100.00%
AAM S&P Developed Markets High Dividend Value ETF	17,078	0.17078	100.00%
AAM Low Duration Preferred and Income Securities ETF	—	—	0.00%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	—	—	0.00%
AAM Transformers ETF	—	—	0.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.aamlive.com.

AAM ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.aamlive.com.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

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Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Adviser

(SPDV, EEMD, DMDV, PFLD, TRFM)

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Sub-Adviser (SMIG)

Bahl & Gaynor, Inc.

255 East Fifth Street, Suite 2700

Cincinnati, Ohio 45202

Index Provider (SPDV, EEMD, DMDV)

S&P Opco, LLC c/o S&P Dow Jones Indices LLC

55 Water Street

New York, New York 10041

Index Provider (PFLD)

ICE Data Indices, LLC

5660 New Northside Drive NW, 3rd Floor

Atlanta, Georgia 30328

Index Provider (TRFM)

Pence Capital Management, LLC

5000 Birch Street

West Tower, Suite 8000-817

Newport Beach, CA 92660

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

AAM S&P 500 High Dividend Value ETF

Symbol – SPDV

CUSIP – 26922A594

AAM S&P Emerging Markets High Dividend Value ETF

Symbol – EEMD

CUSIP – 26922A586

AAM S&P Developed Markets High Dividend Value ETF

Symbol – DMDV

CUSIP – 26922A347

AAM Low Duration Preferred and Income Securities ETF

Symbol – PFLD

CUSIP – 26922A198

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Symbol – SMIG

CUSIP – 26922B832

AAM Transformers ETF

Symbol – TRFM

CUSIP – 26922B683

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	July 7, 2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	July 7, 2023

*	Print the name and title of each signing officer under his or her signature.